UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, N.J. 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.2%
Diversified Financial Services - 5.2%

Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	$2,585,000	$2,585,180
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.29% (3 ML+0.98%) due 01/19/2025*(1)	7,200,000	7,196,400
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.73% (3 ML+1.43%) due 07/18/2027*(1)	3,380,000	3,423,257
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.81% (3 ML+1.50%) due 10/20/2027*(1)	3,000,000	3,011,097
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.41% (3 ML+1.10%) due 04/20/2025*(1)	2,910,393	2,916,187
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)(8)	3,090,000	3,170,631
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 2.92% (3 ML+1.61%) due 07/20/2028*(1)	830,000	832,624
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.41% (3 ML+1.10%) due 01/25/2026*(1)	4,285,000	4,291,068
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(3)	1,020,000	1,051,216
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	28,624	28,620
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	674,511	674,537
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	591,339
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.86% (3 ML+1.56%) due 10/18/2028*(1)	2,855,000	2,901,534
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)(8)	936,080	945,989
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(1)	4,300,000	4,319,694
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(4)(8)	895,848	895,379
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 02/25/2058*(4)(8)	2,295,000	2,307,253
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(2)(8)	1,045,000	1,045,000
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.42% (3 ML+1.12%) due 07/17/2025*(1)	1,381,000	1,382,494
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	643,080	643,599
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.91% (3 ML+1.60%) due 07/25/2028*(1)	5,000,000	5,013,670
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	215,684	215,725
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	148,561	148,715
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	996,059	997,599
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,410,000	3,395,838
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.10% due 04/26/2021*	1,130,000	1,130,000
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(3)(8)	3,400,000	3,428,158
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 2.97% (3 ML+1.66%) due 10/20/2028*(1)	2,865,000	2,876,489
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,452,008
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,087,632
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.47% (3 ML+1.16%) due 10/20/2026*(1)	5,100,000	5,100,418
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(8)	2,031,966	2,021,856

Towd Point Mtg. Trust VRS Series 2017-4, ClassA1 2.75% due 06/25/2057*(8)	3,331,921	3,347,103
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,753,986
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.25% (3 ML+0.95%) due 10/14/2026*(1)	7,240,000	7,256,000

Total Asset Backed Securities (cost $84,302,840)		84,438,295

U.S. CORPORATE BONDS & NOTES - 16.5%
Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass-Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,684,296	1,852,726

Applications Software - 0.4%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,880,738
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	2,845,000	2,869,014

		6,749,752

Auto-Cars/Light Trucks - 0.6%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	190,817
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	220,636
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,649,288
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,973,750
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	799,840

		9,834,331

Banks-Commercial - 0.4%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	457,983
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,182,673
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	885,247
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	1,987,201

		5,513,104

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,803,398
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,158,608
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,503,297

		8,465,303

Banks-Super Regional - 1.0%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,052,614
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,124,672
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	518,194
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,020,576
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,740,575
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	3,505,000	3,591,301
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	625,920
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	5,026,385

		16,700,237

Brewery - 0.6%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,287,549
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,388,028
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,653,625

		10,329,202

Building-Heavy Construction - 0.2%

SBA Tower Trust Notes 3.16% due 10/10/2045*	3,665,000	3,692,032

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,736,552
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	215,063

		2,951,615

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,618,728

Computers - 0.3%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	147,000	141,834
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,055,158
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,078,556
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,903,164
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	244,756

		5,423,468

Diversified Banking Institutions - 2.0%

Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,266,795
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,340,502
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,550,437
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,022,521
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,077,704
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,411,912
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,087,399
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,138,384
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,308,688
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,200,000	4,257,053
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,409,884

		31,871,279

Diversified Manufacturing Operations - 0.2%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,857,108
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	674,632

		2,531,740

E-Commerce/Products - 0.4%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,250,000	1,254,800
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057*	1,000,000	1,026,065
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	3,992,822

		6,273,687

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,682,245
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	2,200,000	2,473,937

		4,156,182

Electric-Integrated - 0.9%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	628,749
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,356,797
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,137,137
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	401,658
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	783,923

South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	286,368
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	220,000	258,959
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,050,764
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	888,105
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,836,268

		13,628,728

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	7,000,140

Finance-Commercial - 0.8%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	5,969,792
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,409,141

		13,378,933

Finance-Credit Card - 0.3%

American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	4,695,000	4,750,854

Gas-Distribution - 0.5%

Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	655,437
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,422,399
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,510,066

		7,587,902

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,969,031
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	1,430,000	1,615,020

		7,584,051

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,125,685
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	425,374
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,903,974
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	973,380
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,368,061

		9,796,474

Insurance-Mutual - 0.4%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,713,419
Northwestern Mutual Life Insurance Co. Sub. Notes 3.85% due 09/30/2047*	1,192,000	1,178,497

		5,891,916

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,050,903

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,762,732

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,143,913

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,102,757
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,772,949
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	448,201
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	170,623

		3,494,530

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,823,879

Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,843,020

		7,666,899

Medical-Drugs - 0.8%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	357,054
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,732,284
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	618,800
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,688,298
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,929,727
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	826,711
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,876,003

		12,028,877

Medical-HMO - 0.3%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	480,274
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,420,299
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,297,521

		4,198,094

Medical-Hospitals - 0.5%

Ascension Health Notes 4.85% due 11/15/2053	125,000	143,010
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	262,324
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	557,630
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	774,817
SSM Health Care Corp. Senior Bonds 3.82% due 06/01/2027	6,445,000	6,672,005

		8,409,786

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	256,650

Oil Companies-Exploration & Production - 0.1%

ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	280,000	285,254
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	455,146
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	545,000	579,599
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	501,490
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	276,170

		2,097,659

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	705,288
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	600,026
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	648,300

		1,953,614

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,915,484

Retail-Discount - 0.3%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,247,724

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,246,420

Semiconductor Components-Integrated Circuits - 0.2%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	3,215,000	3,239,478

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,910,850	2,191,697

Transport-Services - 0.5%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,985,975	2,177,145
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,766,935

		7,944,080

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,245,395

Total U.S. Corporate Bonds & Notes
(cost $257,327,602)		264,676,319

FOREIGN CORPORATE BONDS & NOTES - 10.2%
Banks-Commercial - 5.0%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,526,441
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,021,261
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,012,296
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,158,172
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,358,303
Canadian Imperial Bank of Commerce FRS Senior Notes 2.04% (3 ML+0.72%) due 06/16/2022	2,845,000	2,858,340
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	882,962
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	2,200,000	2,284,549
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,779,171
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,792,738
ING Groep NV Senior Notes 3.15% due 03/29/2022	635,000	647,082
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,130,953
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	636,428
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,229,830
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	9,259,400
Nordea Bank AB FRS Senior Notes 1.95% (3 ML+0.62%) due 09/30/2019*	8,000,000	8,060,327
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,144,811
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,632,697
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,221,135
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,053,010
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,024,857

		80,714,763

Building Societies - 0.2%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,668,971

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	650,803
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	646,294

		1,297,097

Diversified Banking Institutions - 1.1%

BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	2,200,000	2,219,351
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,941,671
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,701,372
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,607,140
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,226,145

HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	370,000	386,309
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,988,974

		18,070,962

Diversified Financial Services - 0.5%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	4,869,000	4,920,255
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,479,000	2,695,659

		7,615,914

Diversified Manufacturing Operations - 0.3%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,582,406

E-Commerce/Products - 0.2%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	494,007
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,186,646

		2,680,653

Electric-Distribution - 0.5%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,019,280
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	3,019,221
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,806,324

		7,844,825

Investment Management/Advisor Services - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,053,167

Oil Companies-Exploration & Production - 0.5%

Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,673,205
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	3,053,993

		8,727,198

Oil Companies-Integrated - 1.3%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	707,282
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	958,210
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,342,944
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	431,949
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,192,687
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	2,265,000	2,318,422
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,785,254
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	327,608
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	210,614
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	183,155
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	484,234
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,303,198
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,461,372
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	858,445
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,015,034

		20,580,408

Oil-Field Services - 0.1%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,229,181

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,401,519

Total Foreign Corporate Bonds & Notes (cost $158,906,140)		163,467,064

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Banks-Export/Import - 0.2%

Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,789,272

Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,665,575

Sovereign - 1.0%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,751,038
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,413,983
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	5,969,318
State of Qatar Senior Notes 5.25% due 01/20/2020*	4,540,000	4,813,962

		15,948,301

Total Foreign Government Obligations (cost $21,497,454)		22,403,148

MUNICIPAL BONDS & NOTES - 2.5%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	2,560,000	2,787,482
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,273,712
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	265,000	283,317
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,679,823
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	189,483
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,641,118
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,629,842
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	2,066,215
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	3,189,998
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,099,684
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,870,000	2,177,708
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,180,776
State of California General Obligation Bonds 7.35% due 11/01/2039	3,200,000	4,726,048
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,403,244
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,883,275
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,783,671
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,948,679

Total Municipal Bonds & Notes (cost $36,074,702)		40,944,075

U.S. GOVERNMENT AGENCIES - 33.7%
Federal Home Loan Mtg. Corp. - 16.9%

2.50% due 10/01/2031	7,714,606	7,776,023
3.00% due 06/01/2046	10,899,637	10,950,546
3.00% due 09/01/2046	34,555,515	34,716,919
3.00% due 11/01/2046	37,025,847	37,221,731
3.00% due 12/01/2046	54,678,467	54,936,268
3.00% due October 15 TBA	17,300,000	17,779,935

3.00% due October 30 TBA	10,000,000	10,036,328
3.50% due 08/01/2047	31,482,501	32,495,910
3.50% due October 15 TBA	3,000,000	3,134,180
3.50% due October 30 TBA	43,000,000	44,348,807
4.00% due 09/01/2026	865,030	897,663
4.00% due 12/01/2040	5,761,573	6,090,577
5.50% due October 30 TBA	2,000,000	2,204,180
6.00% due 12/01/2039	265,807	300,032
7.50% due 05/01/2027	1,116	1,273
Federal Home Loan Mtg. Corp. REMIC Series 4654, Class KA 3.00% due 06/15/2045(4)	8,968,470	9,105,400

		271,995,772

Federal National Mtg. Assoc. - 14.5%

2.00% due 09/01/2031	482,621	474,714
2.00% due 11/01/2031	550,975	541,946
2.00% due 12/01/2031	1,699,270	1,671,409
2.47% due 05/01/2025	3,434,783	3,427,466
2.50% due 03/01/2030	7,819,186	7,900,028
2.50% due October 30 TBA	1,800,000	1,742,344
2.68% due 05/01/2025	6,000,000	6,038,216
2.81% due 07/01/2025	6,000,000	6,089,318
2.98% due 07/01/2022	6,980,749	7,206,622
2.99% due 10/01/2025	2,145,000	2,196,174
3.00% due 05/01/2027	745,653	768,270
3.00% due 06/01/2027	402,820	415,039
3.00% due 08/01/2027	239,877	247,041
3.00% due 10/01/2046	25,735,436	25,879,822
3.00% due October 15 TBA	2,000,000	2,055,000
3.01% due 12/01/2024	3,814,420	3,932,551
3.09% due 10/01/2025	1,038,224	1,070,017
3.12% due 05/01/2033	2,792,131	2,696,339
3.33% due 07/01/2022	5,294,000	5,559,331
3.50% due October 15 TBA	7,350,000	7,654,336
3.50% due October 30 TBA	25,600,000	26,390,999
4.00% due 09/01/2026	6,729,868	7,056,182
4.00% due 01/01/2046	9,694,089	10,210,759
4.00% due 02/01/2046	10,923,943	11,505,273
4.00% due October 30 TBA	32,100,000	33,797,788
4.50% due 11/01/2026	932,540	983,808
4.50% due 01/01/2027	977,061	1,028,870
4.50% due 05/01/2039	45,365	48,843
4.50% due 06/01/2039	71,146	76,364
4.50% due 08/01/2039	10,804	11,630
4.50% due 11/01/2040	1,096,739	1,186,356
4.50% due 12/01/2040	311,726	336,181
4.50% due 07/01/2041	509,185	549,899
4.50% due 06/01/2043	225,693	243,088
4.50% due 10/01/2043	218,834	234,899
4.50% due 11/01/2043	75,154	80,666
5.00% due October 30 TBA	24,000,000	26,178,835
5.50% due 03/01/2038	755,268	839,653
5.50% due 06/01/2038	39,180	43,558
5.50% due 08/01/2038	48,994	54,466
5.50% due 09/01/2039	26,457	29,403
5.50% due 05/01/2040	1,957	2,165
5.50% due 06/01/2040	11,642	12,900
5.50% due October 30 TBA	11,700,000	12,945,925
6.50% due 02/01/2038	76,581	87,848
6.50% due 10/01/2039	86,116	97,952
Federal National Mtg. Assoc. FRS 1.78% (1 ML+0.49%) due 04/25/2024(3)	1,071,937	1,073,201
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(3)(8)	10,285,000	10,340,456

		233,013,950

Government National Mtg. Assoc. - 1.6%

4.00% due 02/15/2041	1,177,751	1,248,897
4.00% due 09/15/2041	854,614	902,290
4.00% due 02/15/2042	15,147	15,981
4.00% due 08/15/2042	147,097	157,969
4.50% due 05/15/2040	662,606	712,902
4.50% due 06/15/2040	880,439	947,493
4.50% due 07/15/2040	1,513,222	1,628,095
4.50% due 05/15/2042	191,443	206,080
4.50% due October 30 TBA	2,325,000	2,478,305
4.50% due November 30 TBA	700,000	744,953
5.00% due 07/15/2033	1,275,256	1,403,938
5.00% due 10/15/2033	72,255	79,930
5.00% due 11/15/2033	10,804	11,868
5.00% due 12/15/2033	29,551	32,420
5.00% due 01/15/2034	126,925	140,369
5.00% due 02/15/2034	63,861	69,726
5.00% due 03/15/2034	5,128	5,599
5.00% due 05/15/2034	10,427	11,647
5.00% due 06/15/2035	7,417	8,166
5.00% due 09/15/2035	93,180	104,075
5.00% due 11/15/2035	30,403	33,466
5.00% due 12/15/2035	20,914	22,991
5.00% due 02/15/2036	11,033	12,071
5.00% due 03/15/2036	10,034	10,957
5.00% due 09/15/2036	4,451	4,879
5.00% due 05/15/2038	9,241	10,098
5.00% due 07/15/2038	130,808	143,975
5.00% due 08/15/2038	33,833	37,238
5.00% due 11/15/2038	90,510	99,375
5.00% due 12/15/2038	338,790	372,984
5.00% due 06/15/2039	441,409	485,467
5.00% due 08/15/2039	112,701	123,883
5.00% due 07/15/2040	44,548	48,632
5.00% due 04/15/2041	279,132	307,198
5.50% due 10/15/2032	1,522	1,698
5.50% due 02/15/2033	97,884	109,054
5.50% due 05/15/2033	56,307	63,273
5.50% due 06/15/2033	69,199	77,282
5.50% due 07/15/2033	12,183	13,672
5.50% due 08/15/2033	7,737	8,620
5.50% due 09/15/2033	4,419	4,983
5.50% due 11/15/2033	140,237	157,266
5.50% due 01/15/2034	17,126	19,230

5.50% due 02/15/2034	55,672	62,399
5.50% due 03/15/2034	662,118	738,540
5.50% due 04/15/2034	24,257	27,460
5.50% due 05/15/2034	46,187	52,848
5.50% due 06/15/2034	11,540	12,922
5.50% due 07/15/2034	24,105	27,051
5.50% due 08/15/2034	15,853	17,662
5.50% due 09/15/2034	154,778	172,440
5.50% due 10/15/2034	204,587	229,915
5.50% due 04/15/2036	46,881	52,411
6.00% due 03/15/2028	7,441	8,387
6.00% due 06/15/2028	13,072	14,735
6.00% due 08/15/2028	26,336	29,684
6.00% due 09/15/2028	32,695	36,852
6.00% due 10/15/2028	10,990	12,387
6.00% due 12/15/2028	46,235	52,155
6.00% due 03/15/2029	342	386
6.00% due 04/15/2029	2,207	2,488
6.00% due 01/15/2032	8,634	9,902
6.00% due 02/15/2032	248	279
6.00% due 07/15/2032	8,266	9,317
6.00% due 09/15/2032	12,062	13,596
6.00% due 10/15/2032	190,925	218,028
6.00% due 11/15/2032	8,637	9,736
6.00% due 01/15/2033	2,962	3,338
6.00% due 02/15/2033	13,463	15,634
6.00% due 03/15/2033	32,936	37,731
6.00% due 04/15/2033	46,701	52,640
6.00% due 05/15/2033	80,603	90,852
6.00% due 12/15/2033	23,785	27,079
6.00% due 08/15/2034	4,200	4,775
6.00% due 09/15/2034	102,903	116,683
6.00% due 10/15/2034	47,164	53,162
6.00% due 05/15/2036	22,823	25,921
6.00% due 06/15/2036	250,669	291,929
6.00% due 07/15/2036	2,968,363	3,370,479
6.00% due 08/15/2036	83,029	94,258
6.00% due 12/15/2036	174,567	197,544
6.00% due 02/15/2037	60,652	68,920
6.00% due 08/15/2037	58,115	65,504
6.00% due 01/15/2038	250,996	285,551
6.00% due 03/15/2038	142,305	160,400
6.00% due 07/15/2038	102,350	115,364
6.00% due 08/15/2038	265,397	299,367
6.00% due 09/15/2038	493,749	558,550
6.00% due 10/15/2038	586,894	666,194
6.00% due 11/15/2038	216,759	244,333
6.00% due 12/15/2038	198,670	223,933
6.00% due 01/15/2039	158,753	180,591
6.00% due 02/15/2039	121,944	137,449
6.00% due 04/15/2039	115,934	130,676
6.00% due 12/15/2039	135,939	153,224
6.00% due 03/15/2040	219,320	247,206
6.00% due 04/15/2040	55,958	63,073
6.00% due 06/15/2041	190,871	215,141
6.50% due 06/15/2023	2,778	3,066
6.50% due 07/15/2023	14,981	16,533
6.50% due 08/15/2023	1,669	1,842
6.50% due 10/15/2023	10,881	12,008
6.50% due 11/15/2023	13,502	14,902
6.50% due 12/15/2023	40,526	44,726
6.50% due 02/15/2027	1,415	1,595
6.50% due 12/15/2027	1,676	1,850
6.50% due 01/15/2028	17,383	19,184
6.50% due 02/15/2028	7,570	8,354
6.50% due 03/15/2028	25,283	28,369
6.50% due 04/15/2028	12,512	13,854
6.50% due 05/15/2028	41,023	45,273
6.50% due 06/15/2028	91,371	101,133
6.50% due 07/15/2028	65,644	72,440
6.50% due 08/15/2028	37,330	41,535
6.50% due 09/15/2028	54,301	59,960
6.50% due 10/15/2028	47,248	52,355
6.50% due 11/15/2028	48,976	54,524
6.50% due 12/15/2028	42,915	47,628
6.50% due 01/15/2029	895	988
6.50% due 02/15/2029	9,877	10,900
6.50% due 03/15/2029	17,218	19,002
6.50% due 04/15/2029	7,320	8,079
6.50% due 05/15/2029	57,530	63,491
6.50% due 06/15/2029	6,688	7,381
6.50% due 03/15/2031	3,162	3,490
6.50% due 04/15/2031	751	873
6.50% due 05/15/2031	69,218	76,544
6.50% due 06/15/2031	44,314	48,905
6.50% due 07/15/2031	142,489	158,473
6.50% due 08/15/2031	27,025	29,825
6.50% due 09/15/2031	80,757	89,130
6.50% due 10/15/2031	35,103	39,566
6.50% due 11/15/2031	38,343	42,317
6.50% due 01/15/2032	124,914	138,103
6.50% due 02/15/2032	46,501	51,318
6.50% due 03/15/2032	1,681	1,855
6.50% due 04/15/2032	12,726	14,045
6.50% due 05/15/2032	42,742	47,170
7.00% due 11/15/2031	26,573	30,153
7.00% due 03/15/2032	18,440	21,419
7.00% due 01/15/2033	24,970	29,286
7.00% due 05/15/2033	67,498	78,945
7.00% due 07/15/2033	48,937	56,682
7.00% due 11/15/2033	67,048	78,474
8.00% due 10/15/2029	390	392
8.00% due 12/15/2029	3,223	3,235
8.00% due 01/15/2030	15,949	16,647
8.00% due 03/15/2030	121	121
8.00% due 04/15/2030	17,156	17,403
8.00% due 08/15/2030	1,655	1,661
8.00% due 09/15/2030	20,612	21,202
8.00% due 11/15/2030	2,383	2,699
8.00% due 12/15/2030	732	738
8.00% due 02/15/2031	36,678	39,561
8.00% due 03/15/2031	10,608	10,728
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	53,728	59,382
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	303,413	348,603

Series 2005-74, Class HC 7.50% due 09/16/2035(4)	124,508	146,182

		25,544,175

Sovereign Agency - 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,379,563
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,968,733

		11,348,296

Total U.S. Government Agencies (cost $540,010,618)		541,902,193

U.S. GOVERNMENT TREASURIES - 29.9%
United States Treasury Bonds - 7.3%
2.25% due 08/15/2027	20,970,000	20,827,469
2.50% due 02/15/2045	10,270,000	9,578,380
2.50% due 02/15/2046	560,000	520,778
2.50% due 05/15/2046(5)	7,530,000	6,997,017
2.75% due 08/15/2047	2,280,000	2,230,481
2.88% due 05/15/2043	31,130,000	31,378,067
2.88% due 08/15/2045	6,205,000	6,231,662
2.88% due 11/15/2046	1,485,000	1,490,279
3.00% due 11/15/2044	3,405,000	3,507,815
3.00% due 02/15/2047	10,685,000	10,990,942
3.00% due 05/15/2047	4,985,000	5,129,487
3.38% due 05/15/2044	2,895,000	3,190,946
3.63% due 02/15/2044	13,550,000	15,569,268

		117,642,591

United States Treasury Notes - 22.6%
0.38% due 01/15/2027 TIPS(6)	46,037,853	45,482,845
0.75% due 03/31/2018	2,800,000	2,793,547
0.88% due 03/31/2018	11,500,000	11,479,310
1.00% due 05/31/2018	9,800,000	9,783,156
1.25% due 11/30/2018	6,800,000	6,788,844
1.25% due 04/30/2019	24,000,000	23,930,625
1.25% due 03/31/2021	11,200,000	11,018,437
1.38% due 07/31/2018	18,200,000	18,205,687
1.38% due 09/30/2018	23,200,000	23,199,094
1.38% due 02/29/2020	5,500,000	5,477,227
1.38% due 03/31/2020	28,050,000	27,919,611
1.38% due 09/30/2020	6,000,000	5,955,000
1.38% due 01/31/2021	3,000,000	2,968,242
1.50% due 03/31/2023	30,900,000	30,081,633
1.63% due 06/30/2020	41,800,000	41,834,289
1.75% due 12/31/2020	2,200,000	2,204,125
1.75% due 06/30/2022	18,000,000	17,868,516
1.88% due 06/30/2020	32,000,000	32,246,250
1.88% due 03/31/2022	4,550,000	4,548,578
1.88% due 04/30/2022	24,875,000	24,852,651
1.88% due 07/31/2022	4,000,000	3,991,250
2.00% due 11/30/2020	10,400,000	10,505,219

		363,134,136

Total U.S. Government Treasuries (cost $479,147,412)		480,776,727

Total Long-Term Investment Securities (cost $1,577,266,768)		1,598,607,821

REPURCHASE AGREEMENTS - 11.7%
Bank of America Securities LLC Joint Repurchase Agreement(7)	23,735,000	23,735,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	29,670,000	29,670,000
BNP Paribas SA Joint Repurchase Agreement(7)	50,435,000	50,435,000
Deutsche Bank AG Joint Repurchase Agreement(7)	19,465,000	19,465,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	64,690,000	64,690,000

Total Repurchase Agreements (cost $187,995,000)		187,995,000

TOTAL INVESTMENTS (cost $1,765,261,768)	111.1%	1,786,602,821
Liabilities in excess of other assets	(11.1)	(178,915,357)

NET ASSETS	100.0%	$1,607,687,464

FORWARD SALES CONTRACTS - (0.01)%
U.S. Government Agencies - (0.01)%
Federal National Mtg. Assoc. - (0.01)%
4.00% due October 15 TBA	(5,700,000)	$(5,888,812)
4.50% due October 30 TBA	(2,270,000)	(2,436,703)

		(8,325,515)

Government National Mtg. Assoc.- (0.00)%
4.00% due October 30 TBA	(2,000,000)	(2,108,080)

Total Forward Sales Contracts
(cost $10,437,825)		$(10,433,595)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $232,744,068 representing 14.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Securities are classified as Level 3 (see Note 1).
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

CLO   -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

ULC  -  Unlimited Liability Corp.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML  -  1 Month USD LIBOR

3 ML  -  3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
540	Short	U.S. Treasury 10 Year Notes	December 2017	$68,364,844	$67,668,750	$696,094

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$80,222,664	$4,215,631	$84,438,295
U.S. Corporate Bonds & Notes	—	264,676,319	—	264,676,319
Foreign Corporate Bonds & Notes	—	163,467,064	—	163,467,064
Foreign Government Obligations	—	22,403,148	—	22,403,148
Municipal Bond & Notes	—	40,944,075	—	40,944,075
U.S. Government Agencies	—	541,902,193	—	541,902,193
U.S. Government Treasuries	—	480,776,727	—	480,776,727
Repurchase Agreements	—	187,995,000	—	187,995,000

Total Investments at Value	$—	$1,782,387,190	$4,215,631	$1,786,602,821

Other Financial Instruments:+
Futures Contracts	$696,094	$—	$—	$696,094

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$10,433,595	$—	$10,433,595

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 57.3%
Advertising Services - 0.1%

Publicis Groupe SA ADR	7,000	$122,430

Aerospace/Defense - 0.8%

Boeing Co.	6,426	1,633,553

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	96,846	278,916

Airlines - 1.2%

Alaska Air Group, Inc.	22,952	1,750,549
Copa Holdings SA, Class A	2,500	311,325
Delta Air Lines, Inc.	6,220	299,928

		2,361,802

Apparel Manufacturers - 0.2%

VF Corp.	6,184	393,117

Applications Software - 1.3%

Microsoft Corp.	25,019	1,863,665
Red Hat, Inc.†	6,876	762,274

		2,625,939

Auction Houses/Art Dealers - 0.3%

KAR Auction Services, Inc.	2,166	103,405
Ritchie Bros. Auctioneers, Inc.	16,000	505,920

		609,325

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	40,000	779,600

Auto-Heavy Duty Trucks - 0.3%

New Flyer Industries, Inc.	4,672	192,871
PACCAR, Inc.	5,982	432,738

		625,609

Auto/Truck Parts & Equipment-Original - 1.1%

Adient PLC	1,795	150,762
Autoliv, Inc.	10,176	1,257,754
Magna International, Inc.	14,448	771,234

		2,179,750

Banks-Commercial - 2.1%

Banco Bilbao Vizcaya Argentaria SA ADR	88,863	792,658
Bank of Nova Scotia	7,353	472,430
Bank of the Ozarks	4,478	215,168
BOK Financial Corp.	879	78,301
Cullen/Frost Bankers, Inc.	7,270	690,068
East West Bancorp, Inc.	9,108	544,476
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	9,798	98,862
Hope Bancorp, Inc.	4,604	81,537
ING Groep NV ADR	45,000	828,900
PacWest Bancorp	3,441	173,805
Washington Trust Bancorp, Inc.	1,386	79,349

		4,055,554

Banks-Super Regional - 1.4%

PNC Financial Services Group, Inc.	13,976	1,883,546
US Bancorp	10,565	566,178
Wells Fargo & Co.	5,018	276,743

		2,726,467

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,309	336,579

Beverages-Non-alcoholic - 1.2%

Coca-Cola Co.	5,265	236,978
Dr Pepper Snapple Group, Inc.	16,764	1,483,111
PepsiCo, Inc.	5,307	591,359

		2,311,448

Beverages-Wine/Spirits - 0.3%

Diageo PLC ADR	4,000	528,520

Brewery - 0.4%

Ambev SA ADR	110,000	724,900

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	36,434	512,262

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	27,069	1,041,615

Cellular Telecom - 0.3%

MTN Group, Ltd. ADR	10,000	91,000
T-Mobile US, Inc.†	5,933	365,829
Telstra Corp., Ltd. ADR	15,000	204,900

		661,729

Chemicals-Diversified - 0.8%

Akzo Nobel NV ADR	4,000	122,800
Croda International PLC ADR	18,027	468,702
DowDuPont, Inc.	2,676	185,259
FMC Corp.	1,151	102,796
Huntsman Corp.	3,327	91,226
Innospec, Inc.	6,578	405,534
PPG Industries, Inc.	1,791	194,610

		1,570,927

Chemicals-Specialty - 1.2%

Albemarle Corp.	217	29,579
Givaudan SA ADR	15,000	654,600
H.B. Fuller Co.	28,027	1,627,248

		2,311,427

Coal - 0.0%

Alliance Resource Partners LP	3,632	70,279

Coatings/Paint - 0.0%

RPM International, Inc.	1,182	60,684

Commercial Services - 0.2%

RELX PLC ADR	14,000	312,900

Commercial Services-Finance - 0.3%

Experian PLC ADR	24,000	484,320
Travelport Worldwide, Ltd.	10,470	164,379

		648,699

Computer Services - 0.2%

Accenture PLC, Class A	932	125,885
International Business Machines Corp.	374	54,260
Leidos Holdings, Inc.	2,090	123,770

		303,915

Computer Software - 0.1%

j2 Global, Inc.	2,901	214,326

Computers - 1.2%

Apple, Inc.	15,388	2,371,599

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	764	87,616

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	11,888	1,081,570

Unilever NV	10,000	590,400

		1,671,970

Data Processing/Management - 0.9%

Broadridge Financial Solutions, Inc.	1,183	95,610
Fair Isaac Corp.	3,843	539,942
Fidelity National Information Services, Inc.	12,052	1,125,536

		1,761,088

Diagnostic Equipment - 0.7%

Abbott Laboratories	6,832	364,556
Thermo Fisher Scientific, Inc.	5,057	956,784

		1,321,340

Disposable Medical Products - 0.1%

STERIS PLC	1,980	175,032

Diversified Banking Institutions - 1.4%

BNP Paribas SA ADR	20,000	808,600
JPMorgan Chase & Co.	20,295	1,938,375

		2,746,975

Diversified Manufacturing Operations - 0.7%

3M Co.	871	182,823
Crane Co.	1,206	96,468
Parker-Hannifin Corp.	2,090	365,792
Siemens AG ADR	11,000	778,250

		1,423,333

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	763	733,510

Electric Products-Misc. - 0.1%

Emerson Electric Co.	450	28,278
Littelfuse, Inc.	455	89,125

		117,403

Electric-Integrated - 2.2%

ALLETE, Inc.	1,265	97,772
Alliant Energy Corp.	2,481	103,135
CLP Holdings, Ltd. ADR	35,000	359,800
Eversource Energy	14,541	878,858
Fortis, Inc.	1,156	41,350
Great Plains Energy, Inc.	3,641	110,322
NextEra Energy, Inc.	10,353	1,517,232
PNM Resources, Inc.	1,450	58,435
WEC Energy Group, Inc.	13,433	843,324
Xcel Energy, Inc.	8,334	394,365

		4,404,593

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	3,299	178,047

Electronic Components-Semiconductors - 1.3%

Broadcom, Ltd.	2,150	521,461
Microchip Technology, Inc.	21,778	1,955,229

		2,476,690

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	5,000	415,300

Electronic Forms - 0.6%

Adobe Systems, Inc.†	7,580	1,130,784

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	5,482	440,808

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	967	76,886

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	652	29,953

Finance-Credit Card - 0.8%

Discover Financial Services	23,874	1,539,396

Finance-Mortgage Loan/Banker - 1.3%

FNF Group	55,299	2,624,491

Finance-Other Services - 0.8%

BGC Partners, Inc., Class A	9,267	134,093
Deutsche Boerse AG ADR	70,000	760,200
Hong Kong Exchanges & Clearing, Ltd.	24,000	650,640

		1,544,933

Food-Meat Products - 0.1%

Hormel Foods Corp.	4,293	137,977

Food-Misc./Diversified - 1.0%

B&G Foods, Inc.	13,229	421,344
Danone SA ADR	52,517	827,143
Ingredion, Inc.	680	82,035
Kraft Heinz Co.	4,261	330,440
Orkla ASA ADR	35,000	356,650

		2,017,612

Food-Retail - 0.2%

Kroger Co.	20,247	406,155

Gas-Distribution - 0.5%

Rubis SCA ADR	48,000	570,240
Sempra Energy	2,661	303,700
Vectren Corp.	1,146	75,372

		949,312

Golf - 0.0%

Acushnet Holdings Corp.	4,828	85,745

Housewares - 0.1%

Tupperware Brands Corp.	4,680	289,318

Human Resources - 0.4%

Adecco Group AG ADR	19,640	763,996

Industrial Automated/Robotic - 0.0%

Nordson Corp.	723	85,676

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,618	244,674

Instruments-Controls - 0.2%

Honeywell International, Inc.	2,111	299,213

Insurance Brokers - 0.0%

Arthur J. Gallagher & Co.	1,250	76,938

Insurance-Multi-line - 1.0%

Allstate Corp.	4,934	453,484
Chubb, Ltd.	9,955	1,419,085

		1,872,569

Insurance-Property/Casualty - 0.6%

AmTrust Financial Services, Inc.	4,690	63,127
Beazley PLC	5,281	33,932
Fairfax Financial Holdings, Ltd.	499	258,981
James River Group Holdings, Ltd.	933	38,701
Markel Corp.†	464	495,543
XL Group, Ltd.	7,500	295,875

		1,186,159

Insurance-Reinsurance - 0.5%

Maiden Holdings, Ltd.	4,214	33,501
Swiss Re AG ADR	40,187	911,441
Validus Holdings, Ltd.	2,626	129,226

		1,074,168

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	3,263	557,549

Investment Companies - 0.1%

Ares Capital Corp.	7,327	120,089
Oaktree Capital Group LLC	2,374	111,697

		231,786

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,366	610,725

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	5,332	488,838

Machinery-Farming - 0.2%

Deere & Co.	2,796	351,150

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	467	26,806
Applied Industrial Technologies, Inc.	486	31,979
IDEX Corp.	460	55,876

		114,661

Medical Instruments - 1.4%

Edwards Lifesciences Corp.†	4,975	543,817
Medtronic PLC	17,618	1,370,152
Teleflex, Inc.	3,261	789,064

		2,703,033

Medical Products - 1.2%

Becton Dickinson and Co.	1,765	345,852
Sonova Holding AG ADR	18,000	610,920
Varian Medical Systems, Inc.†	13,389	1,339,703

		2,296,475

Medical-Biomedical/Gene - 0.2%

CSL, Ltd. ADR	6,000	316,860

Medical-Drugs - 3.2%

GlaxoSmithKline PLC ADR	13,958	566,695
Johnson & Johnson	3,146	409,011
Merck & Co., Inc.	15,702	1,005,399
Novartis AG ADR	7,855	674,352
Novo Nordisk A/S ADR	17,000	818,550
Pfizer, Inc.	45,211	1,614,033
Roche Holding AG ADR	35,490	1,135,680

		6,223,720

Medical-Hospitals - 0.2%

Universal Health Services, Inc., Class B	3,665	406,595

Multimedia - 0.2%

Vivendi SA ADR	12,000	302,640
Walt Disney Co.	984	96,993

		399,633

Non-Ferrous Metals - 0.1%

Cameco Corp.	20,000	193,400

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.	18,382	1,286,005

Office Furnishings-Original - 0.1%

HNI Corp.	6,929	287,346

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	4,550	447,447

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	1,270	66,180

Oil Companies-Exploration & Production - 1.8%

Cimarex Energy Co.	16,652	1,892,833
Linn Energy, Inc.†	8,843	319,674
Occidental Petroleum Corp.	4,693	301,338
Vermilion Energy, Inc.(NYSE)	19,000	676,020
Vermilion Energy, Inc.(TSX)	3,981	141,501
W&T Offshore, Inc.†	63,825	194,666

		3,526,032

Oil Companies-Integrated - 1.0%

Chevron Corp.	2,867	336,872
Exxon Mobil Corp.	4,311	353,416
Royal Dutch Shell PLC, Class B ADR	20,944	1,309,838

		2,000,126

Oil Refining & Marketing - 1.1%

HollyFrontier Corp.	13,469	484,480
Marathon Petroleum Corp.	10,576	593,102
Valero Energy Corp.	14,747	1,134,487

		2,212,069

Pipelines - 0.4%

EnLink Midstream Partners LP	7,583	127,091
Enterprise Products Partners LP	20,518	534,904
Targa Resources Corp.	1,655	78,282

		740,277

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	473	54,877

Private Equity - 0.3%

KKR & Co. LP	26,089	530,389

Radio - 0.5%

Entercom Communications Corp., Class A	1,608	18,412
Sirius XM Holdings, Inc.	163,552	902,807

		921,219

Real Estate Investment Trusts - 2.8%

Agree Realty Corp.	693	34,012
Alexandria Real Estate Equities, Inc.	10,194	1,212,780
Annaly Capital Management, Inc.	25,826	314,819
Colony NorthStar, Inc., Class A	11,375	142,870
Digital Realty Trust, Inc.	7,720	913,508
EastGroup Properties, Inc.	408	35,953
EPR Properties	1,692	118,000
Gramercy Property Trust	4,827	146,017

Host Hotels & Resorts, Inc.	14,703	271,858
LaSalle Hotel Properties	2,655	77,048
Medical Properties Trust, Inc.	13,419	176,191
Omega Healthcare Investors, Inc.	17,991	574,093
Pebblebrook Hotel Trust	2,884	104,228
Ramco-Gershenson Properties Trust	3,959	51,507
Realty Income Corp.	10,956	626,574
Simon Property Group, Inc.	2,101	338,282
Tanger Factory Outlet Centers, Inc.	18,455	450,671

		5,588,411

Real Estate Management/Services - 0.3%

Daito Trust Construction Co., Ltd. ADR	15,000	684,900

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	9,221	402,312

Retail-Apparel/Shoe - 0.2%

lululemon athletica, Inc.†	7,341	456,977

Retail-Catalog Shopping - 0.0%

MSC Industrial Direct Co., Inc., Class A	320	24,182

Retail-Discount - 0.2%

Costco Wholesale Corp.	2,100	345,009

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	2,167	102,174

Retail-Restaurants - 0.6%
Chipotle Mexican Grill, Inc.†	2,810	865,002
Starbucks Corp.	4,934	265,005

		1,130,007

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	35,000	795,200

Satellite Telecom - 0.2%

Inmarsat PLC ADR	54,900	466,650

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	13,198	444,113

Security Services - 0.4%

Secom Co., Ltd. ADR	42,000	766,500

Semiconductor Components-Integrated Circuits - 0.6%

Maxim Integrated Products, Inc.	5,097	243,178
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,030	864,776

		1,107,954

Semiconductor Equipment - 0.1%

Applied Materials, Inc.	3,913	203,828
MKS Instruments, Inc.	176	16,623

		220,451

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	21,123	621,861

Telecom Services - 0.5%

BCE, Inc.	19,517	913,981

Consolidated Communications Holdings, Inc.	1,688	32,207

		946,188

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	15,570	770,559

Television - 0.4%

Nexstar Media Group, Inc., Class A	10,996	685,051
Sinclair Broadcast Group, Inc., Class A	6,217	199,255

		884,306

Tobacco - 0.2%

Imperial Brands PLC ADR	8,000	346,160

Tools-Hand Held - 0.1%

Snap-on, Inc.	1,848	275,370

Toys - 0.5%

Hasbro, Inc.	10,203	996,527

Transactional Software - 0.2%

Black Knight Financial Services, Inc., Class A†	9,884	425,506

Transport-Marine - 0.2%

Kirby Corp.†	5,494	362,329

Transport-Rail - 0.2%

Union Pacific Corp.	2,629	304,885

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	8,192	490,373
United Parcel Service, Inc., Class B	1,239	148,792

		639,165

Venture Capital - 0.0%

Hercules Capital, Inc.	2,979	38,429

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	5,411	183,108

Total Common Stocks
(cost $95,864,045)		113,059,156

EXCHANGE-TRADED FUNDS - 4.6%

iShares MSCI Emerging Markets ETF	117,660	5,272,345
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,903,237

Total Exchange-Traded Funds
(cost $8,064,758)		9,175,582

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	250,000	281,250
Wells Fargo & Co. Series K 7.98% due 03/15/2018(1)	250,000	257,500

		538,750

Diversified Banking Institutions - 0.3%

Bank of America Corp. Series M 8.13% due 05/15/2018(1)	500,000	515,625

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 8.88% due 06/15/2068	250,000	261,875

Insurance-Multi-line - 0.1%

Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	250,000	259,375

Total Preferred Securities/Capital Securities
(cost $1,481,299)		1,575,625

ASSET BACKED SECURITIES - 4.1%
Diversified Financial Services - 4.1%

ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	104,139	101,198
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	139,480
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	17,199	17,194
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	63,073	63,134
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(2)	200,000	209,503
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(8)	278,273	299,477
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.94% due 06/10/2047(2)(8)	250,000	244,790
Countrywide Home Loan Mtg. Pass Through Trust Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(3)	258	258
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	27,467	27,450
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	240,000	241,411
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 2.20% (1 ML+0.96%) due 05/25/2034(3)	8,037	7,990
CSMC Trust VRS Series 2015-1, Class B2 3.95% due 01/25/2045*(3)(8)	94,528	96,411
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	248,075
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(2)	319,431	318,088
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(8)	200,000	198,899
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(2)	230,000	248,290
GS Mtg. Securities Trust VRS Series 2014-GC24, Class C 4.66% due 09/10/2047(2)(8)	100,000	100,360
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.02% due 04/10/2047(2)(8)	200,000	189,499
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.57% due 08/10/2044*(2)(8)	300,000	295,067
GSMSC Pass-Through Trust FRS Pass Through Trust Series 2009-4R, Class 2A1 1.68% (1 ML+0.45%) due 12/26/2036*(3)	11,704	11,668
JP Morgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(3)(8)	82,931	84,810
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 1.64% (3 ML+0.31%) due 09/27/2035	177,355	177,119
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 1.85% (3 ML+0.53%) due 01/27/2042	160,107	160,128
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	141,394	140,974
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(8)	96,896	103,913

New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.57% due 08/25/2055*(3)(8)	88,675	94,993
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	63	63
PFS Financing Corp. FRS Series 2015-AA, Class A 1.85% (1 ML+0.62%) due 04/15/2020*	250,000	250,492
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	9,892	9,903
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	250,000	251,174
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(3)(8)	125,313	122,544
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(3)(8)	98,186	99,133
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(3)(8)	91,148	93,078
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 1.52% (3 ML+0.20%) due 12/15/2039	158,752	151,830
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.87% (3 ML+0.55%) due 12/16/2030	175,915	174,785
Springleaf Mtg. Loan Trust VRS Series 2013-3A, ClassA 1.87% due 09/25/2057*(3)(8)	93,844	93,714
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(3)(8)	200,000	200,273
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(8)	250,000	263,591
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(2)	200,000	202,868
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	250,683
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.58% due 12/15/2059(2)(8)	300,000	311,969
Wells Fargo Commercial Mtg. Trust Series VRS 2015-C31, Class C 4.76% due 11/15/2048(2)(8)	300,000	311,289
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 2.08% (1 ML+0.84%) due 10/25/2034	7,255	7,265
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	250,000	249,846
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	12,046	12,048
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 4.06% due 09/15/2057*(2)(8)	160,000	127,001
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(2)(8)	300,000	274,696
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(8)	300,000	293,747
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(8)	300,000	296,480
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(2)(8)	300,000	315,312

Total Asset Backed Securities
(cost $8,242,454)		8,183,963

U.S. CORPORATE BONDS & NOTES - 19.2%
Aerospace/Defense - 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	254,132

Aerospace/Defense-Equipment - 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	249,193

Airlines - 0.5%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	273,555	293,068
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	136,818	150,157
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	398,793	440,666

		883,891

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	232,432

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	236,483
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	263,055
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	251,271

		750,809

Banks-Commercial - 0.3%

KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	250,252
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,832

		500,084

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	489,248
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	200,000	203,489

		692,737

Banks-Super Regional - 0.9%

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	503,993
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	254,300

US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	257,655
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	260,062
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	253,509
Wells Fargo & Co. FRS Senior Notes 3.58% (3 ML+1.31%) due 05/22/2028	250,000	253,036

		1,782,555

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	249,256

Brewery - 0.3%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	551,267

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	253,447
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	293,637

		547,084

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	267,345

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	290,000
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	538,350

		828,350

Chemicals-Diversified - 0.1%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	249,679

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,216

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	249,526

Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	254,528

		504,054

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	532,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	293,125

		825,625

Diversified Banking Institutions - 2.0%

Bank of America Corp. FRS Senior Notes 2.47% (3 ML+1.16%) due 01/20/2023	250,000	254,026
Bank of America Corp. FRS Senior Notes 2.88% (3 ML+1.02%) due 04/24/2023	250,000	251,084
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	254,169
Citigroup, Inc. FRS Senior Notes 2.75% (3 ML+1.43%) due 09/01/2023	200,000	205,114
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	527,768
Goldman Sachs Group, Inc. FRS Senior Notes 2.42% (3 ML+1.11%) due 04/26/2022	250,000	252,729
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	549,407
JPMorgan Chase & Co. FRS Senior Notes 3.54% (3 ML+1.38%) due 05/01/2028	250,000	252,278
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	260,724
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	264,685
Morgan Stanley FRS Senior Notes 2.71% (3 ML+1.40%) due 04/21/2021	250,000	256,745
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	263,566
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	299,661

		3,891,956

Diversified Manufacturing Operations - 0.2%

General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	158,342
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 6.88% due 08/15/2018	250,000	260,858

		419,200

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023*	250,000	249,389
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*	250,000	254,780

		504,169

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	102,311	109,966

Electric-Integrated - 1.3%

Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	497,693
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	202,874
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	595,402
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	258,143
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	822,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	259,297

		2,635,909

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	599,082

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	268,181

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	248,176
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	260,360

		508,536

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	257,813

Finance-Investment Banker/Broker - 0.3%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	262,409
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	254,388

		516,797

Finance-Other Services - 0.1%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	249,630

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	257,491

Gas-Distribution - 0.2%

NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	310,318

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	263,260

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	555,000

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(10)(14)	500,000	363,750

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	251,889
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	250,931

		502,820

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.60% (3 ML+0.30%) due 01/12/2018	500,000	500,440

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	253,676
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	550,397

		804,073

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 1.64% (3 ML+0.34%) due 09/30/2019*	250,000	251,016

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	251,164
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	264,400
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	260,351
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	270,484

		1,046,399

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	253,527

Medical-Hospitals - 0.5%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	543,750
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	525,000

		1,068,750

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	276,006

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	556,880

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	479,750
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	217,500

		697,250

Oil Companies-Exploration & Production - 0.3%

W&T Offshore, Inc. Sec. Notes 8.50% due 06/15/2021*(4)	154,083	113,251
W&T Offshore, Inc. Sec. Notes 9.00% due 05/15/2020*(4)	171,411	150,842
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	245,625

		509,718

Oil Refining & Marketing - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	268,516

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	490,000

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	769,688

Pipelines - 1.4%

Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	255,888
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	300,134
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	610,377
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	518,750
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	507,455
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	260,269
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	250,000	261,642

		2,714,515

Real Estate Investment Trusts - 1.4%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	201,983
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	266,768
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	271,152
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	274,209
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	261,672
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	268,290
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	263,987
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	511,205
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	266,012
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	254,303

		2,839,581

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	266,852

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)(9)	125,000	0

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	812,813

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	523,750

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	545,992

Telephone-Integrated - 0.2%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	266,562
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	200,000	203,389

		469,951

Web Hosting/Design - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	270,000

Total U.S. Corporate Bonds & Notes
(cost $36,589,631)		37,769,304

FOREIGN CORPORATE BONDS & NOTES - 1.4%
Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	254,757

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	417,347

Diversified Minerals - 0.1%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	250,087

Electric-Integrated - 0.3%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	253,197
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	205,194

		458,391

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	266,728

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	782,068

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	232,500

Pipelines - 0.0%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	12,300	12,495

Total Foreign Corporate Bonds & Notes
(cost $2,587,438)		2,674,373

U.S. GOVERNMENT AGENCIES - 9.3%
Federal Home Loan Mtg. Corp. - 2.5%
2.00% due 02/01/2028	167,052	164,993
2.00% due 03/01/2028	185,508	184,319
3.00% due 04/01/2035	59,908	61,196
3.00% due 09/01/2035	77,542	79,208
3.00% due 10/01/2042	323,082	326,184
3.00% due 05/01/2043	135,002	136,322
3.00% due 07/01/2045	168,810	170,088
3.00% due 01/01/2047	114,670	115,646
3.50% due 07/01/2042	119,478	123,804
3.50% due 10/01/2042	125,898	130,720
3.50% due 08/01/2043	198,523	206,269
3.50% due 02/01/2044	189,071	195,658
3.50% due 08/01/2045	238,972	248,738
3.50% due 07/01/2046	89,230	92,846
3.50% due 01/01/2047	242,148	251,402
4.00% due 10/01/2045	218,992	234,400
4.00% due 08/01/2047	225,907	241,957
4.50% due 11/01/2043	123,583	135,899
5.00% due 04/01/2035	53,286	58,479
5.50% due 11/01/2017	778	778
5.50% due 01/01/2018	1,308	1,309
6.00% due 05/01/2031	12,357	14,093
6.00% due 09/01/2032	6,155	6,924
7.50% due 12/01/2030	13,523	14,095
7.50% due 01/01/2031	23,194	25,592
7.50% due 02/01/2031	2,021	2,263
Federal Home Loan Mtg. Corp. REMIC VRS Series 4503, Class SA 1.70% due 02/15/2042(3)(6)(8)	572,928	31,433
Federal Home Loan Mtg. Corp. REMIC Series 4127, Class EJ 2.50% due 11/15/2032(3)	124,421	123,169
Series 4033, Class ED 2.50% due 10/15/2036(3)	173,114	174,504
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	821,152	78,382
Series 4579, Class BA 3.00% due 01/15/2043(3)	129,022	131,408

Series 4121, Class HI 3.50% due 10/15/2027(3)(6)	662,347	70,705
Series 4343, Class DI 3.50% due 08/15/2040(3)(6)	356,915	45,787
Series 4121, Class UI 3.50% due 10/15/2042(3)(6)	459,961	92,379
Series 4650, Class CA 3.50% due 05/15/2043(3)	52,224	53,970
Series 4648, Class E 3.50% due 08/15/2043(3)	89,800	92,743
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	123,415
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	206,475
Series 4135, Class DI 4.00% due 11/15/2042(3)(6)	303,837	53,603
Series 2015-4440, ClassZX 4.00% due 01/15/2045(3)	110,867	118,791
Series 4463, Class ZA 4.00% due 04/15/2045(3)	55,066	59,076
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 1.93% due 02/15/2038(3)(6)(7)(8)	1,852,416	119,475
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	113,284	121,127

		4,919,624

Federal National Mtg. Assoc. - 5.4%
1.00% due 02/26/2019	400,000	397,453
1.88% due 04/05/2022	250,000	249,431
2.00% due 10/01/2027	48,727	48,661
2.00% due 01/01/2031	78,690	77,403
2.50% due 06/01/2027	141,919	143,838
2.50% due 08/01/2028	160,282	162,384
2.50% due 09/01/2028	200,421	203,047
3.00% due 04/01/2027	44,917	46,285
3.00% due 05/01/2029	58,015	59,839
3.00% due 08/01/2031	176,298	181,729
3.00% due 10/01/2042	123,636	124,722
3.00% due 11/01/2042	202,109	203,888
3.00% due 12/01/2042	285,311	287,820
3.00% due 02/01/2043	108,958	110,057
3.00% due 04/01/2043	164,521	165,331
3.00% due 06/01/2043	201,746	203,522
3.00% due 08/01/2043	162,650	164,081
3.00% due 07/01/2046	233,737	235,046
3.00% due 12/01/2046	336,467	338,568
3.50% due 08/01/2031	89,338	93,825
3.50% due 01/01/2036	191,485	199,704
3.50% due 07/01/2042	88,822	92,020
3.50% due 09/01/2042	128,486	133,302
3.50% due 11/01/2042	175,728	182,315
3.50% due 02/01/2043	62,974	65,457
3.50% due 05/01/2043	141,930	147,526
3.50% due 11/01/2044	147,837	153,649
3.50% due 03/01/2045	148,589	154,093
3.50% due 06/01/2045	79,027	82,128
3.50% due 09/01/2045	80,158	83,150
3.50% due 11/01/2045	174,101	180,860
3.50% due 03/01/2046	113,381	117,834
3.50% due 04/01/2046	176,006	182,949
3.50% due 03/01/2047	167,953	174,603
4.00% due 09/01/2040	164,704	175,577
4.00% due 12/01/2040	128,721	137,779
4.00% due 08/01/2043	308,837	330,397
4.00% due 10/01/2043	62,589	66,843
4.00% due 04/01/2044	276,283	295,766
4.00% due 08/01/2044	139,331	149,118
4.00% due 10/01/2044	189,424	200,893
4.00% due 12/01/2044	111,937	119,968
4.00% due 09/01/2045	84,523	90,605
4.00% due 07/01/2047	98,631	105,683
4.50% due 03/01/2041	202,775	220,008
4.50% due 11/01/2041	132,014	144,584
4.50% due 09/01/2043	387,976	426,724
4.50% due 12/01/2044	180,001	197,927
4.50% due 11/01/2045	204,879	224,313
5.00% due 02/01/2040	149,422	166,962
5.00% due 07/01/2041	179,422	200,411
5.00% due 02/01/2044	168,588	188,501
6.00% due 08/01/2018	190	214
6.00% due 05/01/2031	5,880	6,682
6.00% due 04/01/2032	10,709	12,082
6.50% due 06/01/2019	1,783	1,976
6.50% due 09/01/2024	11,436	12,673
6.50% due 09/01/2025	2,512	2,784
6.50% due 11/01/2025	3,923	4,347
6.50% due 05/01/2026	10,196	11,298
6.50% due 11/01/2027	277	306
6.50% due 01/01/2032	3,212	3,559
7.00% due 05/01/2029	4,496	5,042
7.00% due 09/01/2029	5,198	5,297
7.00% due 01/01/2031	1,988	2,105
7.50% due 01/01/2031	5,438	5,794
7.50% due 02/01/2031	1,392	1,433
Federal National Mtg. Assoc. REMIC VRS Series 2016-30, Class AS 1.60% due 05/25/2046(3)(6)(8)	714,141	35,837
Federal National Mtg. Assoc. REMIC VRS Series 2016-40, Class KS
1.60% due 07/25/2056(3)(6)(8)	675,873	44,663
Series 2016-11, Class AS
1.65% due 03/25/2046(3)(6)(8)	612,614	33,050
Series 2015-22, Class AS
1.66 due 04/25/2045(3)(6)(8)	536,248	30,735

Series 2015-38, Class AS 1.76% due 06/25/2045(3)(6)(8)	559,072	36,673
Series 2015-91, Class AS 1.77% due 12/25/2045(3)(6)(8)	2,060,377	117,495
Series 2014-47, Class AI 1.83% due 08/25/2044(3)(6) (8)	498,299	29,879
Federal National Mtg.Assoc.REMIC Series 2012-122, Class AD 2.00% due 02/25/2040(3)	49,424	49,075
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(6)	469,851	37,263
Series 2016-92, Class A 3.00% due 04/25/2042(3)	94,810	95,811
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	71,647	73,256
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	237,553	242,023
Series 2012-149, Class IC 3.50% due 01/25/2028(3)(6)	360,359	38,797
Series 2016-30, Class IL 3.50% due 04/25/2034(3)(6)	853,962	117,915
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(6)	525,251	84,719
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	211,050
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	109,487
Series 2017-22, Class DZ 4.00% due 04/25/2047(3)	71,412	75,974
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(6)	444,200	104,963
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	79,757	91,486

		10,624,322

Government National Mtg. Assoc. - 1.4%
3.00% due 11/15/2042	270,110	275,059
3.00% due 02/15/2043	196,542	200,151
3.50% due 09/15/2042	154,053	160,847
3.50% due 05/15/2043	77,551	81,344
3.50% due 09/20/2045	148,146	154,894
3.50% due 06/20/2046	183,834	192,231
4.00% due 10/20/2044	170,069	180,585
4.50% due 05/15/2039	47,040	50,499
5.50% due 07/20/2033	91,050	101,794
6.00% due 07/20/2033	62,095	70,873
6.50% due 12/15/2023	8,906	9,829
6.50% due 03/20/2027	483	487
6.50% due 04/20/2027	6,779	7,104
7.00% due 12/15/2022	1,885	1,890
7.00% due 05/15/2023	420	421
7.00% due 12/15/2023	2,262	2,476
7.00% due 04/15/2028	9,753	10,040
7.50% due 08/15/2030	12,690	12,952
7.50% due 09/15/2030	4,112	4,271
7.50% due 11/15/2030	17,154	18,175
7.50% due 01/15/2031	10,267	11,473
Government National Mtg. Assoc. REMIC VRS Series 2015-136, Class IO 0.68% due 08/16/2055(2)(6)(8)	914,904	51,873
Series 2013-101, Class IO 0.68% due 10/16/2054(2)(6)(8)	2,268,237	79,032
Series 2013-57, Class IO 0.74% due 06/16/2054(2)(6)(8)	2,412,856	84,287
Series 2012-139, Class IO 0.82% due 02/16/2053(2)(6)(8)	3,660,409	193,647
Series 2014-69, Class WI 0.83% due 09/20/2037(3)(6)(8)	1,108,336	51,390
Series 2014-135, Class IO 0.83% due 01/16/2056(2)(6)(8)	714,476	36,635
Series 2013-80, Class IO 0.84% due 03/16/2052(2)(6)(8)	1,468,068	85,771
Series 2013-30, Class IO 0.85% due 09/16/2053(2)(6)(8)	1,459,674	66,469
Series 2013-40, Class IO 0.92% due 06/16/2054(2)(6)(8)	1,171,651	52,559
Series 2013-68, Class IO 0.92% due 02/16/2046(2)(6)(8)	1,102,202	52,355
Government National Mtg.Assoc.REMIC
Series 2017-56, Class NZ 3.00% due 04/20/2047(3)	50,628	45,522
Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	86,705	90,445
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	86,535	88,325
Series 2017-45, Class KI 4.00% due 10/20/2043(3)(6)	864,840	121,809
Series 2016-81, Class IN 4.00% due 04/20/2046(3)(6)	275,681	55,342

		2,702,856

Total U.S. Government Agencies
(cost $18,708,607)		18,246,802

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.5%
2.25% due 08/15/2046	250,000	219,815
3.00% due 11/15/2044	250,000	257,549
4.25% due 11/15/2040	165,000	207,036
4.50% due 02/15/2036	50,000	64,314
5.25% due 11/15/2028	140,000	179,643

		928,357

United States Treasury Notes - 0.2%
1.00% due 02/15/2018	80,000	79,947
1.50% due 08/15/2026	250,000	234,092

3.13% due 05/15/2021	100,000	104,871

		418,910

Total U.S. Government Treasuries
(cost $1,398,100)		1,347,267

LOANS(11)(12)(13) - 0.2%
Applications Software - 0.2%
Landslide Holdings, Inc. FRS 2nd Lien 10.86% (3 ML + 9.00%) due 01/20/2025 (cost $493,121)	500,000	486,750

Total Long-Term Investment Securities
(cost $173,429,453)		192,518,822

REPURCHASE AGREEMENTS - 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $3,899,039 collateralized by $3,985,000 of United States Treasury Notes, bearing interest at 3.00% due 02/15/2027 and having an approximate value of $3,978,102 (cost $3,899,000)	3,899,000	3,899,000

TOTAL INVESTMENTS
(cost $177,328,453)	99.6%	196,417,822
Other assets less liabilities	0.4	720,390

NET ASSETS	100.0%	$197,138,212

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $8,437,319 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(5)	Securities are classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2017.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Illiquid security. At September 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(10)	Security in default of interest
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Fund were purchased through assignment agreements unless otherwise
(14)	Company has filed for bankruptcy protection.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

IO - Interest Only

NYSE - New York Stock Exchange

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

TSX - Toronto Stock Exchange

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$113,059,156	$—	$—	$113,059,156
Exchange-Traded Funds	9,175,582	—	—	9,175,582
Preferred Securities/Capital Securities	—	1,575,625	—	1,575,625
Asset Backed Securities	—	8,183,963	—	8,183,963
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	0	0
Other Industries	—	37,769,304	—	37,769,304
Foreign Corporate Bonds & Notes	—	2,674,373	—	2,674,373
U.S. Government Agencies	—	18,246,802	—	18,246,802
U.S. Government Treasuries	—	1,347,267	—	1,347,267
Loans	—	486,750	—	486,750
Repurchase Agreements	—	3,899,000	—	3,899,000

Total Investments at Value	$122,234,738	$74,183,084	$0	$196,417,822

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Aerospace/Defense - 2.2%

Boeing Co.	11,221	$2,852,490
General Dynamics Corp.	6,969	1,432,687

		4,285,177

Apparel Manufacturers - 1.1%

VF Corp.	32,845	2,087,957

Applications Software - 1.1%

Microsoft Corp.	27,648	2,059,500

Athletic Footwear - 1.5%

NIKE, Inc., Class B	54,404	2,820,847

Banks-Commercial - 1.2%

M&T Bank Corp.	7,049	1,135,171
SVB Financial Group†	5,778	1,081,006

		2,216,177

Banks-Super Regional - 3.7%

Capital One Financial Corp.	25,621	2,169,074
Fifth Third Bancorp	36,840	1,030,783
PNC Financial Services Group, Inc.	28,652	3,861,430

		7,061,287

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	45,172	2,495,753

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	24,571	1,651,908

Cable/Satellite TV - 1.8%

Comcast Corp., Class A	91,119	3,506,259

Chemicals-Diversified - 2.5%

DowDuPont, Inc.	37,051	2,565,041
PPG Industries, Inc.	19,535	2,122,673

		4,687,714

Coatings/Paint - 0.6%

Sherwin-Williams Co.	3,356	1,201,582

Commercial Services-Finance - 2.1%

Equifax, Inc.	8,881	941,297
Global Payments, Inc.	18,950	1,800,819
IHS Markit, Ltd.†	27,610	1,217,049

		3,959,165

Computers - 3.4%

Apple, Inc.	42,001	6,473,194

Computers-Memory Devices - 1.2%

NetApp, Inc.	54,586	2,388,683

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	29,841	1,782,105

Cosmetics & Toiletries - 1.2%

Estee Lauder Cos., Inc., Class A	22,015	2,374,098

Diagnostic Equipment - 3.2%

Abbott Laboratories	37,218	1,985,952
Danaher Corp.	19,361	1,660,787
Thermo Fisher Scientific, Inc.	12,807	2,423,084

		6,069,823

Diversified Banking Institutions - 6.9%

Bank of America Corp.	207,183	5,250,017
Goldman Sachs Group, Inc.	11,176	2,650,835
JPMorgan Chase & Co.	55,068	5,259,545

		13,160,397

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	21,700	1,666,343
Illinois Tool Works, Inc.	12,919	1,911,495

		3,577,838

E-Commerce/Products - 3.5%

Amazon.com, Inc.†	4,762	4,577,949
eBay, Inc.†	55,128	2,120,223

		6,698,172

E-Commerce/Services - 1.6%

Priceline Group, Inc.†	1,617	2,960,436

E-Services/Consulting - 0.1%

CDW Corp.	4,226	278,916

Electric Products-Misc. - 1.2%

AMETEK, Inc.	34,146	2,255,002

Electric-Integrated - 1.7%

American Electric Power Co., Inc.	23,451	1,647,198
NextEra Energy, Inc.	10,476	1,535,258

		3,182,456

Electronic Components-Semiconductors - 1.8%

Broadcom, Ltd.	7,629	1,850,337
NVIDIA Corp.	8,823	1,577,288

		3,427,625

Enterprise Software/Service - 0.6%

Workday, Inc., Class A†	11,088	1,168,564

Entertainment Software - 0.9%

Electronic Arts, Inc.†	14,909	1,760,157

Finance-Consumer Loans - 0.9%

Synchrony Financial	58,084	1,803,508

Finance-Credit Card - 2.5%

Mastercard, Inc., Class A	33,627	4,748,132

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	27,023	1,876,747

Industrial Automated/Robotic - 0.8%

Nordson Corp.	13,226	1,567,281

Insurance-Multi-line - 2.3%

Allstate Corp.	23,536	2,163,194
Chubb, Ltd.	16,235	2,314,299

		4,477,493

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	31,868	1,257,193

Internet Content-Entertainment - 4.1%

Facebook, Inc., Class A†	32,192	5,500,647
Netflix, Inc.†	12,424	2,253,092

		7,753,739

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	3,267	1,460,643

Machinery-General Industrial - 0.7%

Middleby Corp.†	11,119	1,425,122

Medical Instruments - 1.1%

Medtronic PLC	27,605	2,146,841

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	12,735	1,922,603

Medical Products - 1.0%

Baxter International, Inc.	29,034	1,821,884

Medical-Drugs - 5.1%

Allergan PLC	11,025	2,259,574
Bristol-Myers Squibb Co.	44,342	2,826,359
Eli Lilly & Co.	23,876	2,042,353
Merck & Co., Inc.	39,144	2,506,390

		9,634,676

Medical-HMO - 2.8%

Aetna, Inc.	12,509	1,989,056
UnitedHealth Group, Inc.	17,179	3,364,507

		5,353,563

Medical-Hospitals - 0.7%

HCA Healthcare, Inc.†	16,545	1,316,817

Oil Companies-Exploration & Production - 3.3%

Concho Resources, Inc.†	10,988	1,447,339
EOG Resources, Inc.	20,795	2,011,708
Newfield Exploration Co.†	40,568	1,203,653
Pioneer Natural Resources Co.	10,725	1,582,367

		6,245,067

Oil-Field Services - 0.9%

Halliburton Co.	36,831	1,695,331

Retail-Discount - 2.5%

Costco Wholesale Corp.	16,739	2,750,050
Dollar Tree, Inc.†	23,653	2,053,554

		4,803,604

Retail-Drug Store - 1.1%

Walgreens Boots Alliance, Inc.	26,587	2,053,048

Retail-Restaurants - 1.2%

Starbucks Corp.	43,800	2,352,498

Semiconductor Components-Integrated Circuits - 0.5%

QUALCOMM, Inc.	17,127	887,864

Semiconductor Equipment - 1.1%

Lam Research Corp.	11,126	2,058,755

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 2.1%

Verizon Communications, Inc.	79,593	3,939,058

Textile-Home Furnishings - 1.1%

Mohawk Industries, Inc.†	8,590	2,126,111

Tobacco - 1.5%

Altria Group, Inc.	44,379	2,814,516

Tools-Hand Held - 1.0%

Snap-on, Inc.	12,274	1,828,949

Transport-Truck - 0.9%

JB Hunt Transport Services, Inc.	15,106	1,677,974

Web Hosting/Design - 1.2%

GoDaddy, Inc., Class A†	51,710	2,249,902

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	5,066	4,932,865
Alphabet, Inc., Class C†	2,290	2,196,362

		7,129,227

Wireless Equipment - 0.8%

Motorola Solutions, Inc.	17,226	1,461,971

X-Ray Equipment - 0.7%

Hologic, Inc.†	37,430	1,373,307

Total Long-Term Investment Securities (cost $149,852,153)		188,854,216

REPURCHASE AGREEMENTS - 1.0%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$235,000	235,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	295,000	295,000
BNP Paribas SA Joint Repurchase Agreement(3)	505,000	505,000
Deutsche Bank AG Joint Repurchase Agreement(3)	195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	670,000	670,000

Total Repurchase Agreements (cost $1,900,000)		1,900,000

TOTAL INVESTMENTS (cost $151,752,153)	100.2%	190,754,216
Liabilities in excess of other assets	(0.2)	(324,411)

NET ASSETS	100.0%	$190,429,805

†	Non-income producing security

(1)	Securities are classified as Level 3 (see Note 1).

(2)	Illiquid security. At September 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	See Note 2 for details of Joint Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	188,854,216	—	—	188,854,216
Repurchase Agreements	—	1,900,000	—	1,900,000

Total Investments at Value	$188,854,216	$1,900,000	$0	$190,754,216

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense - 0.8%

Lockheed Martin Corp.	9,700	$3,009,813

Airlines - 0.6%

Alaska Air Group, Inc.	31,185	2,378,480

Apparel Manufacturers - 1.3%

Carter’s, Inc.	12,168	1,201,590
Global Brands Group Holding, Ltd.†	4,776,000	458,549
Under Armour, Inc., Class C†	45,317	680,661
VF Corp.	41,729	2,652,713

		4,993,513

Applications Software - 2.2%

Microsoft Corp.	78,143	5,820,872
ServiceNow, Inc.†	25,188	2,960,346

		8,781,218

Athletic Footwear - 2.0%

NIKE, Inc., Class B	148,861	7,718,443

Auto-Cars/Light Trucks - 0.5%

General Motors Co.	46,763	1,888,290

Banks-Commercial - 0.3%

M&T Bank Corp.	7,586	1,221,649

Banks-Super Regional - 3.7%

PNC Financial Services Group, Inc.	73,955	9,966,915
Wells Fargo & Co.	81,166	4,476,305

		14,443,220

Beverages-Non-alcoholic - 2.3%

Coca-Cola Co.	107,006	4,816,340
Monster Beverage Corp.†	77,915	4,304,804

		9,121,144

Beverages-Wine/Spirits - 1.6%

Brown-Forman Corp., Class B	10,539	572,268
Constellation Brands, Inc., Class A	6,214	1,239,382
Diageo PLC	139,160	4,574,215

		6,385,865

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	5,393	965,185

Building Products-Cement - 0.3%

CRH PLC	35,081	1,333,632

Building Products-Doors & Windows - 0.3%

Sanwa Holdings Corp.	106,200	1,218,433

Casino Hotels - 1.3%

Las Vegas Sands Corp.	27,731	1,779,221
Wynn Resorts, Ltd.	22,712	3,382,271

		5,161,492

Chemicals-Diversified - 1.0%

Celanese Corp., Series A	23,565	2,457,123
PPG Industries, Inc.	11,999	1,303,811

		3,760,934
Coatings/Paint - 0.2%

Sherwin-Williams Co.	2,354	842,826

Commercial Services - 1.0%

CoStar Group, Inc.†	9,807	2,630,728
Ecolab, Inc.	9,066	1,165,978

		3,796,706

Commercial Services-Finance - 2.8%

Equifax, Inc.	12,431	1,317,562
FleetCor Technologies, Inc.†	20,325	3,145,700
Global Payments, Inc.	31,496	2,993,065
IHS Markit, Ltd.†	17,559	774,001
TransUnion†	61,904	2,925,583

		11,155,911

Computer Services - 2.4%

Accenture PLC, Class A	30,536	4,124,498
Amdocs, Ltd.	14,190	912,701
Genpact, Ltd.	155,843	4,480,486

		9,517,685

Computers - 0.4%

Apple, Inc.	10,392	1,601,615

Computers-Memory Devices - 0.4%

Western Digital Corp.	19,703	1,702,339

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	24,464	2,805,532

Cosmetics & Toiletries - 2.1%

Colgate-Palmolive Co.	75,833	5,524,434
Coty, Inc., Class A	86,751	1,433,994
Estee Lauder Cos., Inc., Class A	13,010	1,402,998

		8,361,426

Data Processing/Management - 0.1%

Dun & Bradstreet Corp.	1,900	221,179

Diagnostic Equipment - 0.2%

Thermo Fisher Scientific, Inc.	4,635	876,942

Disposable Medical Products - 0.3%

STERIS PLC	12,569	1,111,100

Diversified Banking Institutions - 1.9%

Citigroup, Inc.	72,028	5,239,317
JPMorgan Chase & Co.	23,206	2,216,405

		7,455,722

Diversified Manufacturing Operations - 0.5%

A.O. Smith Corp.	9,789	581,760
Eaton Corp. PLC	15,871	1,218,734

		1,800,494

E-Commerce/Products - 1.1%

Alibaba Group Holding, Ltd. ADR†	17,659	3,049,886
Amazon.com, Inc.†	1,448	1,392,035

		4,441,921

E-Commerce/Services - 3.1%

Expedia, Inc.	23,650	3,404,181
Just Eat PLC†	343,722	3,079,026
Priceline Group, Inc.†	1,517	2,777,354
Zillow Group, Inc., Class A†	70,150	2,816,522

		12,077,083

E-Services/Consulting - 0.8%

CDW Corp.	46,898	3,095,268

Electric-Integrated - 1.9%

Exelon Corp.	58,505	2,203,883
Iberdrola SA	139,842	1,086,216
OGE Energy Corp.	40,835	1,471,285
PG&E Corp.	37,205	2,533,288

		7,294,672

Electronic Components-Semiconductors - 0.4%

Silicon Motion Technology Corp. ADR	24,293	1,166,793
Skyworks Solutions, Inc.	4,686	477,503

		1,644,296

Electronic Forms - 0.4%

Adobe Systems, Inc.†	9,787	1,460,025

Electronic Measurement Instruments - 1.8%

Agilent Technologies, Inc.	44,080	2,829,936
Keysight Technologies, Inc.†	33,300	1,387,278
Trimble, Inc.†	68,349	2,682,698

		6,899,912

Finance-Credit Card - 3.1%

American Express Co.	72,899	6,594,444
MasterCard, Inc., Class A	15,242	2,152,170
Visa, Inc., Class A	33,493	3,524,803

		12,271,417

Finance-Investment Banker/Broker - 1.0%

Raymond James Financial, Inc.	8,287	698,842
TD Ameritrade Holding Corp.	67,191	3,278,921

		3,977,763

Food-Confectionery - 0.4%

Hostess Brands, Inc.†	41,031	560,483
Simply Good Foods Co.†	68,638	803,751

		1,364,234

Food-Misc./Diversified - 0.2%

Campbell Soup Co.	19,100	894,262

Food-Retail - 0.5%

Kroger Co.	97,248	1,950,795

Garden Products - 0.2%

Toro Co.	10,969	680,736

Gas-Distribution - 0.3%

Sempra Energy	11,593	1,323,109

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	11,631	659,478

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	12,541	870,972

Human Resources - 0.2%

AMN Healthcare Services, Inc.†	19,800	904,860

Industrial Automated/Robotic - 0.2%

Nordson Corp.	5,865	695,002

Industrial Gases - 0.6%

Praxair, Inc.	17,586	2,457,468

Instruments-Controls - 0.8%

Mettler-Toledo International, Inc.†	4,735	2,964,868

Insurance Brokers - 1.8%

Arthur J. Gallagher & Co.	54,849	3,375,956
Marsh & McLennan Cos., Inc.	43,361	3,634,085

		7,010,041

Insurance-Life/Health - 0.7%

Brighthouse Financial, Inc.†	9,166	557,293
Principal Financial Group, Inc.	16,961	1,091,271
Unum Group	18,532	947,541

		2,596,105

Insurance-Multi-line - 3.0%

Chubb, Ltd.	48,853	6,963,995
MetLife, Inc.	91,526	4,754,776

		11,718,771

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	65,234	2,573,481

Internet Content-Entertainment - 1.5%

Facebook, Inc., Class A†	12,334	2,107,510
Netflix, Inc.†	20,476	3,713,323

		5,820,833

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	8,955	4,003,691

Machinery-General Industrial - 0.2%

Middleby Corp.†	6,735	863,225

Medical Instruments - 1.3%

Medtronic PLC	57,413	4,465,009
Teleflex, Inc.	2,838	686,711

		5,151,720

Medical Products - 1.2%

Baxter International, Inc.	66,233	4,156,121
West Pharmaceutical Services, Inc.	6,799	654,471

		4,810,592

Medical-Biomedical/Gene - 2.5%

Alder Biopharmaceuticals, Inc.†	23,691	290,214
Biogen, Inc.†	3,640	1,139,757
Incyte Corp.†	17,803	2,078,322
Ionis Pharmaceuticals, Inc.†	55,144	2,795,801
Regeneron Pharmaceuticals, Inc.†	7,782	3,479,488

		9,783,582

Medical-Drugs - 5.0%

Alkermes PLC†	51,872	2,637,172
Allergan PLC	13,640	2,795,518
BeiGene, Ltd. ADR†	1,500	155,190
Bristol-Myers Squibb Co.	125,486	7,998,478
Eli Lilly & Co.	9,072	776,019
Merck & Co., Inc.	35,704	2,286,127
TESARO, Inc.†	22,936	2,961,038

		19,609,542

Medical-Generic Drugs - 0.5%

Mylan NV†	56,223	1,763,716

Medical-HMO - 1.1%

Aetna, Inc.	9,102	1,447,309
UnitedHealth Group, Inc.	14,830	2,904,456

		4,351,765

Medical-Hospitals - 0.3%

Envision Healthcare Corp.†	26,078	1,172,206

Medical-Wholesale Drug Distribution - 2.4%

Cardinal Health, Inc.	52,297	3,499,715
McKesson Corp.	37,457	5,753,770

		9,253,485

Metal-Copper - 0.2%

Southern Copper Corp.	18,500	735,560

Multimedia - 0.3%

Walt Disney Co.	13,115	1,292,746

Networking Products - 0.3%

Cisco Systems, Inc.	39,356	1,323,542

Office Furnishings-Original - 0.7%

Herman Miller, Inc.	36,479	1,309,596
Steelcase, Inc., Class A	92,139	1,418,941

		2,728,537

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	12,443	648,405

Oil Companies-Exploration & Production - 2.3%

Anadarko Petroleum Corp.	33,829	1,652,547
Canadian Natural Resources, Ltd.	37,718	1,263,176
Cimarex Energy Co.	12,650	1,437,925
Diamondback Energy, Inc.†	10,524	1,030,931
Hess Corp.	16,754	785,595
Laredo Petroleum, Inc.†	61,300	792,609
Marathon Oil Corp.	57,251	776,324
Pioneer Natural Resources Co.	6,357	937,912
Southwestern Energy Co.†	67,375	411,661

		9,088,680

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	42,162	1,516,567

Oil-Field Services - 0.6%

Halliburton Co.	40,758	1,876,091
Trican Well Service, Ltd.†	106,304	388,496

		2,264,587

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	12,401	663,453

Real Estate Investment Trusts - 3.4%

American Tower Corp.	9,600	1,312,128
Columbia Property Trust, Inc.	63,829	1,389,557
Host Hotels & Resorts, Inc.	100,268	1,853,955
Public Storage	23,512	5,031,333
Simon Property Group, Inc.	6,071	977,492
STORE Capital Corp.	95,155	2,366,505
Taubman Centers, Inc.	10,054	499,684

		13,430,654

Retail-Apparel/Shoe - 0.7%

Coach, Inc.	27,800	1,119,784
L Brands, Inc.	39,247	1,633,068

		2,752,852

Retail-Automobile - 0.8%

CarMax, Inc.†	43,526	3,299,706

Retail-Discount - 1.2%

Costco Wholesale Corp.	28,658	4,708,223

Retail-Drug Store - 1.3%

Walgreens Boots Alliance, Inc.	67,482	5,210,960

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	56,979	4,201,062

Retail-Restaurants - 1.7%

Dunkin’ Brands Group, Inc.	15,364	815,521
McDonald’s Corp.	28,208	4,419,629
Starbucks Corp.	22,753	1,222,064

		6,457,214

Satellite Telecom - 0.4%

SES SA FDR	79,338	1,735,676

Semiconductor Components-Integrated Circuits - 0.9%

QUALCOMM, Inc.	68,151	3,532,948

Steel-Producers - 0.7%

Reliance Steel & Aluminum Co.	34,332	2,615,068

Telecom Equipment-Fiber Optics - 0.3%

Acacia Communications, Inc.†	24,465	1,152,301

Telephone-Integrated - 0.9%

Nippon Telegraph & Telephone Corp.	23,200	1,063,252
Verizon Communications, Inc.	51,214	2,534,581

		3,597,833

Tobacco - 0.9%

Altria Group, Inc.	17,271	1,095,327
British American Tobacco PLC	38,359	2,401,456

		3,496,783

Tools-Hand Held - 0.3%

Snap-on, Inc.	7,428	1,106,846

Transport-Rail - 2.5%

Canadian National Railway Co.	47,071	3,899,980
Genesee & Wyoming, Inc., Class A†	24,972	1,848,178
Union Pacific Corp.	34,132	3,958,288

		9,706,446

Transport-Services - 1.5%

United Parcel Service, Inc., Class B	47,598	5,716,044

Transport-Truck - 0.3%

JB Hunt Transport Services, Inc.	10,846	1,204,774

Web Hosting/Design - 1.1%

GoDaddy, Inc., Class A†	27,718	1,206,010
VeriSign, Inc.†	30,536	3,248,725

		4,454,735

Web Portals/ISP - 1.3%

Alphabet, Inc., Class C†	2,320	2,225,135
Yandex NV, Class A†	90,702	2,988,631

		5,213,766

Total Common Stocks
(cost $333,365,817)		385,897,652

EXCHANGE-TRADED FUNDS - 0.8%

Vanguard S&P 500 ETF
(cost $3,105,061)	13,519	3,119,644

Total Long-Term Investment Securities
(cost $336,470,878)		389,017,296

REPURCHASE AGREEMENTS - 0.7%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$345,000	345,000

Barclays Capital, Inc. Joint Repurchase Agreement(1)	430,000	430,000
BNP Paribas SA Joint Repurchase Agreement(1)	735,000	735,000
Deutsche Bank AG Joint Repurchase Agreement(1)	280,000	280,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	955,000	955,000

Total Repurchase Agreements
(cost $2,745,000)		2,745,000

TOTAL INVESTMENTS
(cost $339,215,878)	100.0%	391,762,296
Other assets less liabilities	0.0	4,189

NET ASSETS	100.0%	$391,766,485

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

ETF - Exchanged-Traded Fund

FDR - Fiduciary Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$385,897,652	$—	$—	$385,897,652
Exchange-Traded Funds	3,119,644	—	—	3,119,644
Repurchase Agreements	—	2,745,000	—	2,745,000

Total Investments at Value	$389,017,296	$2,745,000	$—	$391,762,296

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolios of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.8%
Aerospace/Defense-Equipment - 1.1%

Harris Corp.	107,435	$14,147,041

Applications Software - 4.8%

Dropbox, Inc., Class B†(1)(2)(3)	299,984	3,133,833
salesforce.com, Inc.†	209,416	19,563,643
ServiceNow, Inc.†	347,438	40,834,388

		63,531,864

Auto-Cars/Light Trucks - 1.8%

Tesla, Inc.†	71,192	24,283,591

Banks-Commercial - 0.8%

BB&T Corp.	235,608	11,059,440

Beverages-Non-alcoholic - 1.4%

Monster Beverage Corp.†	344,057	19,009,149

Casino Hotels - 2.7%

Melco Resorts & Entertainment, Ltd. ADR	844,619	20,372,210
Wynn Resorts, Ltd.	102,349	15,241,813

		35,614,023

Chemicals-Specialty - 0.5%

Platform Specialty Products Corp.†	590,029	6,578,823

Commercial Services - 1.7%

CoStar Group, Inc.†	84,673	22,713,532

Commercial Services-Finance - 3.1%

PayPal Holdings, Inc.†	464,014	29,710,816
TransUnion†	248,488	11,743,543

		41,454,359

Computer Aided Design - 1.9%

Autodesk, Inc.†	225,322	25,294,648

Computer Software - 0.2%

Cloudera, Inc.†(2)(3)	129,662	2,101,108

Dental Supplies & Equipment - 1.5%

Align Technology, Inc.†	109,787	20,450,025

Diversified Banking Institutions - 0.9%

Bank of America Corp.	472,744	11,979,333

Drug Delivery Systems - 0.9%

DexCom, Inc.†	243,692	11,922,631

E-Commerce/Products - 1.4%

The Honest Co., Inc.†(1)(2)(3)	41,843	739,784
Wayfair, Inc., Class A†	259,828	17,512,407

		18,252,191

E-Commerce/Services - 2.4%

Priceline Group, Inc.†	11,004	20,146,343
Zillow Group, Inc., Class C†	308,855	12,419,060

		32,565,403

Electronic Components-Semiconductors - 9.6%

Advanced Micro Devices, Inc.†	1,861,638	23,735,885
Cavium, Inc.†	172,699	11,387,772
Microchip Technology, Inc.	328,657	29,506,825
Micron Technology, Inc.†	675,879	26,582,321
NVIDIA Corp.	209,884	37,520,963

		128,733,766

Electronic Forms - 1.6%

Adobe Systems, Inc.†	143,588	21,420,458
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

		21,420,458

Enterprise Software/Service - 5.2%

Guidewire Software, Inc.†	277,631	21,616,350
Veeva Systems, Inc., Class A†	173,754	9,801,463
Workday, Inc., Class A†	365,632	38,533,956

		69,951,769

Entertainment Software - 0.2%

DraftKings, Inc.†(1)(2)(3)	1,438,464	2,229,619

Finance-Credit Card - 1.0%

American Express Co.	154,388	13,965,939

Finance-Investment Banker/Broker - 2.2%

TD Ameritrade Holding Corp.	599,746	29,267,605

Food-Misc./Diversified - 0.6%

Blue Buffalo Pet Products, Inc.†	294,229	8,341,392

Hazardous Waste Disposal - 0.9%

Clean Harbors, Inc.†	222,514	12,616,544

Hotels/Motels - 1.8%

Hilton Worldwide Holdings, Inc.	341,888	23,744,122

Industrial Automated/Robotic - 1.1%

Rockwell Automation, Inc.	79,491	14,166,091

Internet Content-Entertainment - 8.0%

Facebook, Inc., Class A†	451,213	77,098,765
Netflix, Inc.†	160,656	29,134,966

		106,233,731

Machinery-General Industrial - 3.0%

IDEX Corp.	116,666	14,171,419
Middleby Corp.†	197,708	25,340,234

		39,511,653

Medical Instruments - 2.4%

Edwards Lifesciences Corp.†	75,973	8,304,609
Intuitive Surgical, Inc.†	23,333	24,403,518

		32,708,127

Medical Products - 1.0%

Baxter International, Inc.	208,247	13,067,499

Medical-Biomedical/Gene - 4.7%

Celgene Corp.†	141,453	20,626,677
Exact Sciences Corp.†	450,035	21,205,649
Ionis Pharmaceuticals, Inc.†	273,881	13,885,767
Vertex Pharmaceuticals, Inc.†	44,357	6,744,038

		62,462,131

Medical-Drugs - 2.7%

Bristol-Myers Squibb Co.	355,965	22,689,209
Eisai Co., Ltd.	150,197	7,709,735
TESARO, Inc.†	45,380	5,858,558

		36,257,502

Networking Products - 2.4%

Arista Networks, Inc.†	170,046	32,242,422

Oil Companies-Exploration & Production - 1.7%

Newfield Exploration Co.†	240,488	7,135,279
Pioneer Natural Resources Co.	104,625	15,436,372

		22,571,651

Oil-Field Services - 0.6%

Baker Hughes a GE Co., LLC	209,956	7,688,589

Paper & Related Products - 1.1%

International Paper Co.	247,538	14,065,109

Patient Monitoring Equipment - 1.0%

Insulet Corp.†	237,747	13,095,105

Resort/Theme Parks - 1.1%

Marriott Vacations Worldwide Corp.	116,814	14,546,847

Retail-Perfume & Cosmetics - 1.7%

Ulta Beauty, Inc.†	101,473	22,938,986

Retail-Restaurants - 3.3%

Dave & Buster’s Entertainment, Inc.†	172,594	9,057,733
Domino’s Pizza, Inc.	71,563	14,208,834
Starbucks Corp.	380,065	20,413,291

		43,679,858

Transport-Rail - 0.9%

CSX Corp.	233,472	12,668,191

Transport-Truck - 1.4%

Knight-Swift Transportation Holdings, Inc.†	449,993	18,697,209

Web Hosting/Design - 1.0%

GoDaddy, Inc., Class A†	320,175	13,930,814

Web Portals/ISP - 5.5%

Alphabet, Inc., Class C†	76,898	73,753,641

X-Ray Equipment - 1.0%

Hologic, Inc.†	357,648	13,122,105

Total Common Stocks
(cost $1,040,518,083)		1,278,635,636

CONVERTIBLE PREFERRED SECURITIES - 3.2%
Advertising Services - 0.1%

Nanigans, Inc., Series B†(1)(2)(3)	126,818	774,858

Applications Software - 0.1%

Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,217,315

Computer Software - 0.3%

Zuora, Inc., Series F†(1)(2)(3)	732,120	3,887,557

E-Commerce/Products - 0.2%

The Honest Co., Inc., Series C†(1)(2)(3)	97,634	2,981,742
One Kings Lane Inc., Escrow†(1)(2)(3)	291,563	72,891

		3,054,633

E-Commerce/Services - 2.3%

Airbnb, Inc., Series E†(1)(2)(3)	46,491	4,993,133
Uber Technologies, Inc., Series D†(1)(2)(3)	599,808	25,248,918

		30,242,051

Web Portals/ISP - 0.2%

Pinterest, Inc., Series G†(1)(2)(3)	390,940	2,806,594

Total Convertible Preferred Securities
(cost $25,478,268)		42,983,008

Total Long-Term Investment Securities
(cost $1,065,996,351)		1,321,618,644

REPURCHASE AGREEMENTS - 2.0%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$3,260,000	3,260,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	4,075,000	4,075,000
BNP Paribas SA Joint Repurchase Agreement(4)	6,930,000	6,930,000
Deutsche Bank AG Joint Repurchase Agreement(4)	2,675,000	2,675,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	8,895,000	8,895,000

Total Repurchase Agreements
(cost $25,835,000)		25,835,000

TOTAL INVESTMENTS
(cost $1,091,831,351)	101.0%	1,347,453,644
Liabilities in excess of other assets	(1.0)	(13,101,453)

NET ASSETS	100.0%	$1,334,352,191

†	Non-income producing security
(1)	Securities are classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	129,662	$1,887,879	$2,101,108	$16.20	0.1%
DocuSign, Inc. CVR	08/12/2016	55,398	0	0	0	0.0
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	5,419,738	2,229,619	1.55	0.2

Dropbox, Inc., Class B	05/01/2012	299,984	2,715,367	3,133,833	10.45	0.2
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	739,784	17.68	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,993,133	107.40	0.4
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	2,981,742	30.54	0.2
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,217,315	23.67	0.2
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	774,858	6.11	0.0
One Kings Lane, Inc., Escrow	01/28/2014	291,563	4,495,027	72,891	0.25	0.0
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,806,594	7.18	0.2
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	25,248,918	42.10	1.9
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,887,557	5.31	0.3

				$51,187,352		3.8%

(3)	Illiquid security. At September 30, 2017, the aggregate value of these securities was $51,187,352 representing 3.8% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$60,398,031	$—	$3,133,833	$63,531,864
Computer Software	—	2,101,108	—	2,101,108
E-Commerce/Products	17,512,407	—	739,784	18,252,191
Electronic Forms	21,420,458	—	0	21,420,458
Entertainment Software	—	—	2,229,619	2,229,619
Other Industries	1,171,100,396	—	—	1,171,100,396
Convertible Preferred Securities	—	—	42,983,008	42,983,008
Repurchase Agreements	—	25,835,000	—	25,835,000

Total Investments at Value	$1,270,431,292	$27,936,108	$49,086,244	$1,347,453,644

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2016	$4,173,072	$54,434,720
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	39,733	741,087
Realized Loss	—	(4,178,797)
Change in unrealized appreciation(1)	527,687	7,711,352
Change in unrealized depreciation(1)	(3,894,755)	(5,433,916)
Net Purchases	5,419,738	72,891
Net Sales	(162,239)	(10,364,329)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/2017	$6,103,236	$42,983,008

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(1,741,516)	$(2,591,842)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2017

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 09/30/2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)

Common Stocks	$2,229,619	Market Approach	Market Transaction Price*	$1.550000

	$739,784	Market Approach with	Valuation Based on Series E Offering*	$22.1100
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.60%

	$3,133,833	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)	2017 Estimated Revenue Multiple*	5.0x - 6.4x (5.7x)
			2018 Estimated Revenue Multiple*	5.2x - 6.04x (5.62x)
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.49%

	$0	Income Approach	Potential Future Cash Flows*	$0.00

Convertible Preferred Securities	$2,806,594	Market Approach	Market Transaction Price*	$7.179092

	$2,217,315	Market Approach	Market Transaction Price*	$23.033000
			Pending Series D Offer Price*	$27.000000
			Discount for Lack of Marketability	10.0%

	$4,993,133	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	6.3x
			Discount for Lack of Marketability	10.0%

	$25,248,918	Market Approach	Market Transaction Price*	$48.7722
			Enterprise Value/ Estimated 2017 Gross Profit Multiple*	13.6x
			Enterprise Value/ Projected 2019 EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10% - 15% (12.5%)

	$3,887,557	Market Approach	2017 Revenue Multiple*	7.5x
			Discount for Lack of Marketability	10.0%

	$2,981,742	Market Approach with	Valuation Based on Series E Offering*	$22.1100
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.60%

	$774,858	Market Approach with	Enterprise Value/Last Twelve Months Revenue Multiple*	1.12
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	54.7%
			Term to liquidity event in years	3.00
			Risk-free rate	1.59%

	$72,891	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	35.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 100.6%
Diamonds/Precious Stones - 0.6%

Lucara Diamond Corp.	327,140	$634,485

Diversified Minerals - 7.6%

BHP Billiton PLC	329,614	5,805,917
Galaxy Resources, Ltd.†	474,111	966,921
Teck Resources, Ltd., Class B	46,578	980,648
Western Areas, Ltd.	285,342	581,938

		8,335,424

Electric-Integrated - 3.0%

E.ON SE	119,663	1,354,331
Origin Energy, Ltd.†	334,974	1,965,397

		3,319,728

Gold Mining - 4.4%

Barrick Gold Corp.	100,386	1,615,211
Kinross Gold Corp.†	271,166	1,149,644
Newmont Mining Corp.	31,247	1,172,075
Randgold Resources, Ltd.	9,171	898,950

		4,835,880

Metal-Aluminum - 1.8%

Alcoa Corp.†	43,396	2,023,122

Metal-Copper - 1.3%

First Quantum Minerals, Ltd.	126,108	1,415,967

Metal-Diversified - 9.3%

Glencore PLC	850,835	3,899,205
Ivanhoe Mines, Ltd., Class A†	221,257	703,979
MMG, Ltd.†	1,720,000	766,245
Rio Tinto PLC	104,574	4,866,684

		10,236,113

Metal-Iron - 1.5%

Fortescue Metals Group, Ltd.	204,376	824,006
Vale SA ADR	82,079	826,536

		1,650,542

Non-Ferrous Metals - 0.2%

Korea Zinc Co., Ltd.	577	249,621

Oil Companies-Exploration & Production - 21.3%

Anadarko Petroleum Corp.	36,227	1,769,689
Concho Resources, Inc.†	12,023	1,583,670
EOG Resources, Inc.	39,008	3,773,634
Hess Corp.	29,499	1,383,208
Inpex Corp.	224,900	2,389,406
Newfield Exploration Co.†	54,727	1,623,750
Novatek PJSC GDR	11,954	1,402,204
Occidental Petroleum Corp.	65,140	4,182,639
Parsley Energy, Inc., Class A†	43,638	1,149,425
Pioneer Natural Resources Co.	21,154	3,121,061
Whiting Petroleum Corp.†	189,430	1,034,288

		23,412,974

Oil Companies-Integrated - 26.1%

Chevron Corp.	33,529	3,939,657
Exxon Mobil Corp.	94,467	7,744,405
Petroleo Brasileiro SA ADR†	258,409	2,594,426
Royal Dutch Shell PLC, Class A	167,189	5,037,386
Statoil ASA	87,853	1,757,170
Suncor Energy, Inc.	144,706	5,071,523
TOTAL SA	48,404	2,599,850

		28,744,417

Oil Field Machinery & Equipment - 1.4%

Schoeller-Bleckmann Oilfield Equipment AG ADR†	192,533	1,541,169

Oil Refining & Marketing - 3.0%

Andeavor	20,591	2,123,962
S-Oil Corp.	10,345	1,151,602

		3,275,564

Oil-Field Services - 7.3%

Hunting PLC†	102,219	649,117
Saipem SpA†	200,207	863,207
Schlumberger, Ltd.	76,268	5,320,456
Weatherford International PLC†	252,686	1,157,302

		7,990,082

Pipelines - 4.2%

Kinder Morgan, Inc.	168,636	3,234,438
TransCanada Corp.	26,861	1,327,604

		4,562,042

Retail-Convenience Store - 1.1%

Alimentation Couche-Tard, Inc., Class B	26,889	1,226,194

Steel-Producers - 5.8%

ArcelorMittal†	70,361	1,812,499
BlueScope Steel, Ltd.	108,392	932,699
Nippon Steel & Sumitomo Metal Corp.	59,800	1,372,969
Reliance Steel & Aluminum Co.	15,961	1,215,749
Severstal PJSC GDR	72,252	1,080,168

		6,414,084

Steel-Specialty - 0.7%

Aperam SA	15,762	814,580

Total Common Stocks
(cost $104,582,347)		110,681,988

EQUITY CERTIFICATES - 0.8%
Non-Ferrous Metals - 0.8%

Merrill Lynch - Korea Zinc Co., Ltd.†(1)(2) (cost $1,019,972)	2,105	910,663

Total Long-Term Investment Securities
(cost $105,602,319)		111,592,651

REPURCHASE AGREEMENTS - 1.1%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$145,000	145,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	185,000	185,000
BNP Paribas SA Joint Repurchase Agreement(3)	315,000	315,000
Deutsche Bank AG Joint Repurchase Agreement(3)	120,000	120,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	415,000	415,000

Total Repurchase Agreements
(cost $1,180,000)		1,180,000

TOTAL INVESTMENTS
(cost $106,782,319)	102.5%	112,772,651
Liabilities in excess of other assets	(2.5)	(2,733,586)

NET ASSETS	100.0%	$110,039,065

†	Non-income producing security
(1)	Illiquid security. At September 30, 2017, the aggregate value of these securities was $910,663 representing 0.8% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Equity Certificates
Merrill Lynch - Korea Zinc Co., Ltd.	07/12/2016	1,519	$732,894
	07/13/2016	586	287,078

		2,105	$1,019,972	$910,663	$432.62	0.8%

(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Field Machinery & Equipment	$—	$1,541,169	$—	$1,541,169
Other Industries	109,140,819	—	—	109,140,819
Equity Certificates	—	910,663	—	910,663
Repurchase Agreements	—	1,180,000	—	1,180,000

Total Investments at Value	$109,140,819	$3,631,832	$—	$112,772,651

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 97.4%
Global X MLP ETF	109,927	$1,131,149
iShares 0-5 Year High Yield Corporate Bond ETF	40,488	1,936,541
iShares 1-3 Year Credit Bond ETF	54,475	5,738,941
iShares 10+ Year Credit Bond ETF	33,571	2,083,248
iShares CMBS ETF	17,272	890,372
iShares Core Dividend Growth ETF	13,690	444,514
iShares Core High Dividend ETF	13,795	1,185,680
iShares Emerging Markets Dividend ETF	13,812	572,646
iShares Europe ETF	15,885	744,530
iShares Floating Rate Bond ETF	26,294	1,339,416
iShares iBoxx $ High Yield Corporate Bond ETF	80,672	7,160,447
iShares Intermediate Credit Bond ETF	10,798	1,189,508
iShares International Developed Real Estate ETF	15,114	440,875
iShares International Select Dividend ETF	30,617	1,033,630
iShares U.S. Real Estate ETF	5,568	444,772
iShares US Preferred Stock ETF	76,629	2,973,972

Total Long-Term Investment Securities
(cost $28,662,034)		29,310,241

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 10/02/2017 (cost $551,000)	$551,000	551,000

TOTAL INVESTMENTS
(cost $29,213,034)	99.2%	29,861,241
Other assets less liabilities	0.8	233,387

NET ASSETS	100.0%	$30,094,628

ETF - Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Base*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Short	Euro Currency Future	December 2017	$899,923	$889,838	$10,085
2	Long	NIKKEI 225 Index	December 2017	344,337	361,875	17,538
2	Short	S&P 500 E-Mini Index	December 2017	248,579	251,610	(3,031)
2	Short	U.S. Long Bond	December 2017	312,858	305,625	7,233
12	Short	U.S. Treasury 2 YR Notes	December 2017	2,596,443	2,588,438	8,005
9	Short	U.S. Treasury 5 YR Notes	December 2017	1,067,072	1,057,500	9,572
3	Short	U.S. Treasury 10 YR Notes	December 2017	381,366	375,938	5,428
5	Short	U.S. Ultra Bonds	December 2017	847,493	825,625	21,868

						$76,698

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$29,310,241	$—	$—	$29,310,241
Short-Term Investment Securities	—	551,000	—	551,000

Total Investments at Value	$29,310,241	$551,000	$—	$29,861,241

Other Financial Instruments:+
Futures Contracts	$79,729	—	$—	$79,729

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,031	$—	$—	$3,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2017 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 60.5%
Aerospace/Defense - 0.5%

General Dynamics Corp.	682	$140,206

Aerospace/Defense-Equipment - 1.0%

Airbus SE	2,786	264,772

Airlines - 0.9%

Delta Air Lines, Inc.	2,376	114,571
JetBlue Airways Corp.†	3,536	65,522
Spirit Airlines, Inc.†	1,410	47,108

		227,201

Applications Software - 1.2%

salesforce.com, Inc.†	1,544	144,240
ServiceNow, Inc.†	1,377	161,839

		306,079

Athletic Footwear - 0.7%

NIKE, Inc., Class B	3,609	187,127

Auto-Cars/Light Trucks - 1.2%

Fiat Chrysler Automobiles NV†	5,899	105,696
General Motors Co.	5,180	209,168

		314,864

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	1,468	144,451
Magna International, Inc.	1,875	100,065
Valeo SA	1,161	86,146

		330,662

Banks-Commercial - 1.3%

Banca Generali SpA	1,928	66,880
FinecoBank Banca Fineco SpA	6,822	60,472
ICICI Bank, Ltd. ADR	17,367	148,661
Sumitomo Mitsui Financial Group, Inc.	2,010	77,167

		353,180

Banks-Fiduciary - 0.5%

Northern Trust Corp.	1,450	133,299

Building & Construction Products-Misc. - 0.9%

Cie de Saint-Gobain	2,906	173,173
Fortune Brands Home & Security, Inc.	1,080	72,608

		245,781

Chemicals-Diversified - 0.6%

PPG Industries, Inc.	1,495	162,447

Commercial Services-Finance - 1.7%

Equifax, Inc.	777	82,354
FleetCor Technologies, Inc.†	856	132,483
Global Payments, Inc.	1,345	127,815
IHS Markit, Ltd.†	2,605	114,829

		457,481

Computer Services - 0.9%

Accenture PLC, Class A	767	103,599
Cognizant Technology Solutions Corp., Class A	1,941	140,800

		244,399

Computer Software - 0.4%

Splunk, Inc.†	1,545	102,634

Containers-Metal/Glass - 0.3%

Ball Corp.	1,800	74,340

Cosmetics & Toiletries - 0.3%

Coty, Inc., Class A	4,590	75,873

Diagnostic Equipment - 1.2%

Abbott Laboratories	2,430	129,665
Thermo Fisher Scientific, Inc.	910	172,172

		301,837

Diversified Banking Institutions - 5.7%

Banco Santander SA	36,603	255,543
Bank of America Corp.	3,595	91,097
BNP Paribas SA	1,413	113,979
Citigroup, Inc.	5,730	416,800
Deutsche Bank AG	10,122	175,022
UBS Group AG	16,731	285,949
UniCredit SpA†	7,823	166,613

		1,505,003

E-Commerce/Products - 1.2%

Alibaba Group Holding, Ltd. ADR†	977	168,738
Amazon.com, Inc.†	164	157,661

		326,399

E-Commerce/Services - 1.7%

Ctrip.com International, Ltd. ADR†	2,080	109,699
Expedia, Inc.	973	140,054
Priceline Group, Inc.†	93	170,266
TripAdvisor, Inc.†	695	28,168

		448,187

Electric-Integrated - 1.6%

Edison International	1,145	88,360
Iberdrola SA	42,748	332,043

		420,403

Electronic Components-Semiconductors - 2.3%

Broadcom, Ltd.	1,086	263,399
Micron Technology, Inc.†	825	32,447
NVIDIA Corp.	375	67,039
Samsung Electronics Co., Ltd.	104	232,816

		595,701

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	994	63,815

Electronics-Military - 0.6%

Safran SA	1,570	160,397

Enterprise Software/Service - 1.2%

Atlassian Corp. PLC, Class A†	2,074	72,901
Guidewire Software, Inc.†	1,130	87,982
Ultimate Software Group, Inc.†	270	51,192
Workday, Inc., Class A†	874	92,111

		304,186

Entertainment Software - 1.0%

Activision Blizzard, Inc.	1,236	79,735
Electronic Arts, Inc.†	839	99,052
NetEase, Inc. ADR	348	91,806

		270,593

Finance-Credit Card - 0.9%

Visa, Inc., Class A	2,217	233,317

Finance-Leasing Companies - 0.4%

Air Lease Corp.	2,720	115,926

Finance-Other Services - 1.4%

Hong Kong Exchanges & Clearing, Ltd.	6,046	162,535

Intercontinental Exchange, Inc.	3,152	216,543

		379,078

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	1,433	54,096

Food-Catering - 0.5%

Aramark	3,520	142,947

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	1,705	150,500

Food-Misc./Diversified - 0.6%

Nestle SA	1,849	154,855

Food-Retail - 0.7%

Seven & i Holdings Co., Ltd.	4,430	171,058

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	1,445	100,355
Marriott International, Inc., Class A	1,364	150,395

		250,750

Import/Export - 0.3%

ITOCHU Corp.	5,350	87,625

Instruments-Controls - 0.3%

Honeywell International, Inc.	633	89,721

Insurance-Life/Health - 0.2%

Aviva PLC	9,079	62,593

Insurance-Multi-line - 2.2%

AXA SA	8,215	248,461
MetLife, Inc.	4,993	259,387
Ping An Insurance Group Co. of China, Ltd.	10,000	76,745

		584,593

Insurance-Property/Casualty - 0.8%

Tokio Marine Holdings, Inc.	5,380	210,467

Internet Application Software - 0.8%

Tencent Holdings, Ltd.	4,570	196,686

Internet Content-Entertainment - 1.8%

Facebook, Inc., Class A†	2,036	347,891
Netflix, Inc.†	747	135,469

		483,360

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	464	207,450

Machinery-Electrical - 0.5%

ABB, Ltd.	5,413	133,823

Medical-Biomedical/Gene - 1.7%

Bluebird Bio, Inc.†	448	61,533
Celgene Corp.†	1,338	195,107
Incyte Corp.†	615	71,795
Regeneron Pharmaceuticals, Inc.†	269	120,275

		448,710

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co.	2,889	184,145
TESARO, Inc.†	479	61,839

		245,984

Medical-HMO - 1.3%

Aetna, Inc.	771	122,597
UnitedHealth Group, Inc.	1,124	220,135

		342,732

Metal-Diversified - 0.7%

Glencore PLC	41,817	191,639

Oil Companies-Exploration & Production - 1.4%

Diamondback Energy, Inc.†	810	79,347
EOG Resources, Inc.	2,538	245,526
Hess Corp.	985	46,187

		371,060

Pipelines - 0.9%

Kinder Morgan, Inc.	12,413	238,081

Real Estate Investment Trusts - 0.5%

Public Storage	653	139,736

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	490	18,561
Vonovia SE	3,546	150,877

		169,438

Rental Auto/Equipment - 0.6%

AerCap Holdings NV†	2,965	151,541

Retail-Apparel/Shoe - 0.2%

L Brands, Inc.	1,284	53,427

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	135	30,518

Schools - 0.7%

New Oriental Education & Technology Group, Inc. ADR	1,971	173,960

Semiconductor Components-Integrated Circuits - 1.5%

QUALCOMM, Inc.	2,289	118,662
Taiwan Semiconductor Manufacturing Co., Ltd.	39,520	282,155

		400,817

Semiconductor Equipment - 0.4%

KLA-Tencor Corp.	145	15,370
Teradyne, Inc.	2,438	90,913

		106,283

Steel-Producers - 0.3%

ArcelorMittal†	3,232	83,256

Telephone-Integrated - 1.0%

SoftBank Group Corp.	3,200	258,332

Tobacco - 1.1%

British American Tobacco PLC	4,813	301,317

Transport-Truck - 1.0%

Knight-Swift Transportation Holdings, Inc.†	3,826	158,970
Old Dominion Freight Line, Inc.	926	101,962

		260,932

Web Portals/ISP - 0.6%

Alphabet, Inc., Class C†	159	152,499

X-Ray Equipment - 0.5%

Hologic, Inc.†		3,518	129,075

Total Common Stocks
(cost $14,253,345)			15,975,048

EXCHANGE-TRADED FUNDS - 0.3%

iShares MSCI Japan ETF (cost $76,195)		1,635	91,086

FOREIGN GOVERNMENT OBLIGATIONS - 25.1%
Sovereign - 25.1%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	90,000	71,266
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	36,651
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	85,000	68,691
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	35,000	26,697
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	10,000	8,313
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	48,025
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	36,670
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	40,000	36,480
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	148,053
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	75,000	66,038
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	25,000	29,698
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	20,000	25,408
Government of Canada Bonds 0.75% due 03/01/2021	CAD	105,000	81,693
Government of Canada Bonds 0.75% due 09/01/2021	CAD	115,000	88,983
Government of Canada Bonds 1.00% due 06/01/2027	CAD	150,000	108,423
Government of Canada Bonds 1.25% due 09/01/2018	CAD	145,000	116,065
Government of Canada Bonds 1.50% due 06/01/2026	CAD	35,000	26,761
Government of Canada Bonds 1.75% due 09/01/2019	CAD	75,000	60,353
Government of Canada Bonds 3.50% due 12/01/2045	CAD	55,000	52,825
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	35,519
Government of Canada Bonds 5.75% due 06/01/2033	CAD	65,000	75,281
Government of France Bonds 0.00% due 05/25/2020	EUR	45,000	53,850
Government of France Bonds 1.25% due 05/25/2036*	EUR	10,000	11,413
Government of France Bonds 3.25% due 05/25/2045	EUR	10,000	15,730
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	70,540
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	3,400,000	28,501
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	11,200,000	101,884
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	4,100,000	31,458
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,546
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	4,600,000	42,748
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	19,093
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	7,050,000	75,490
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	59,466
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	7,000,000	76,297
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	12,193
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,470

Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	25,000	33,318
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	805,000	139,941
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	455,000	80,968
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	1,115,000	194,444
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	646,000	172,468
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,508
Kingdom of Norway Notes 1.75% due 02/17/2027*	NOK	885,000	112,690
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,060,000	270,241
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,200,000	160,296
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	25,000	29,322
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	15,000	17,458
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	16,147
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,706
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	1,215,000	153,224
Kingdom of Sweden Bonds 1.50% due 11/13/2023*	SEK	1,405,000	185,380
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	240,000	39,341
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	200,010
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	6,017
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	41,787
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,416
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	7,096
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	55,000	64,385
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	26,317
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	14,975
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	360,000	97,355
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	55,308
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	480,000	123,585
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	220,000	63,818
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	170,000	50,051
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	465,000	145,273
Republic of Singapore Senior Notes 1.63% due 10/01/2019	SGD	150,000	111,091
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	60,000	46,423
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	70,762
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	225,000	176,838
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	90,000	74,350
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	65,000	53,362
Republic of Singapore Senior Bonds 4.00% due 09/01/2018	SGD	90,000	68,002
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	855,000	45,539
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	895,000	64,606

Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	23,613
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	180,000	13,210
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	3,035,000	206,284
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	1,230,000	82,161
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	1,400,000	96,135
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	40,000	52,884
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	45,000	59,481
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	75,000	103,473
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	49,000	69,943
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	50,923
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	50,000	88,985
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2019	GBP	50,000	71,295
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	42,000	83,895
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	5,000	9,232
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	24,000	48,221
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	86,903
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	101,320
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	382,100	22,268
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	13,920
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	19,427
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	2,105,100	131,661
United Mexican States Bonds 10.00% due 12/05/2024	MXN	860,800	55,971
United Mexican States Bonds 10.00% due 11/20/2036	MXN	149,600	10,607

Total Foreign Government Obligations
(cost $6,777,478)			6,623,202

U.S. GOVERNMENT TREASURIES - 1.6%
United States Treasury Bonds - 0.3%

2.50% due 05/15/2046		$70,000	65,045
2.88% due 05/15/2043		10,000	10,080
5.00% due 05/15/2037		10,000	13,668

			88,793

United States Treasury Notes - 1.3%

0.75% due 01/31/2018		75,000	74,897
0.88% due 10/15/2018		50,000	49,738
1.63% due 12/31/2019		95,000	95,212
2.00% due 11/30/2020		55,000	55,556
2.13% due 08/15/2021		60,000	60,766

			336,169

Total U.S. Government Treasuries
(cost $409,136)			424,962

Total Long-Term Investment Securities
(cost $21,516,154)			23,114,298

REPURCHASE AGREEMENTS - 11.3%
Repurchase Agreements - 11.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)		375,000	375,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)		470,000	470,000
BNP Paribas SA Joint Repurchase Agreement(1)		800,000	800,000
Deutsche Bank AG Joint Repurchase Agreement(1)		305,000	305,000
RBS Securities, Inc. Joint Repurchase Agreement(1)		1,035,000	1,035,000

Total Repurchase Agreements
(cost $2,985,000)			2,985,000

TOTAL INVESTMENTS
(cost $24,501,154)		98.8%	26,099,298
Other assets less liabilities		1.2	307,949

NET ASSETS		100.0%	$26,407,247

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $979,654 representing 3.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

ETF - Exchange-Traded Fund

EUR - Euro Currency

GBP - British Sterling Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rad

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
1	Long	Mini MSCI EAFE Index	December 2017	$98,565	$98,920	$355
1	Long	S&P 500 E-Mini Index	December 2017	124,438	125,805	1,367
2	Long	U.S. Treasury 10 Year Notes	December 2017	253,375	250,625	(2,750)

						$(1,028)

#	Notional basis refers to the Contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	AUD	471,000	USD	369,170	10/05/2017	$—	$(278)
	AUD	651,000	USD	510,059	11/07/2017	—	(378)
	MXN	889,000	USD	49,752	10/05/2017	950	—
	USD	510,254	AUD	651,000	10/05/2017	385	—
	USD	369,029	AUD	471,000	11/07/2017	273	—

						1,608	(656)

Bank of America, N.A.	CHF	12,000	USD	12,478	10/05/2017	84	—
	CNY	1,560,000	USD	235,721	10/10/2017	880	—
	CNY	1,560,000	USD	234,059	11/07/2017	—	(230)
	EUR	395,000	USD	470,763	10/05/2017	3,861	—
	GBP	9,000	USD	12,098	10/05/2017	37	—
	KRW	90,190,000	USD	80,124	10/10/2017	1,364	—
	KRW	90,190,000	USD	78,924	11/07/2017	140	—
	NOK	849,000	USD	106,954	10/05/2017	351	—
	NOK	4,402,000	USD	554,943	11/07/2017	1,818	—
	SEK	1,909,000	USD	235,200	10/05/2017	794	—
	SEK	4,792,000	USD	591,470	11/07/2017	1,990	—
	TWD	2,371,000	USD	78,959	10/05/2017	806	—
	USD	22,516	DKK	139,000	10/05/2017	—	(437)
	USD	10,617	EUR	9,000	10/05/2017	22	—
	USD	25,243	INR	1,620,000	10/05/2017	—	(448)
	USD	554,548	NOK	4,402,000	10/05/2017	—	(1,820)
	USD	22,121	PLN	78,000	10/05/2017	—	(745)
	USD	25,220	RUB	1,486,000	10/05/2017	581	—
	USD	590,402	SEK	4,792,000	10/05/2017	—	(1,994)
	USD	79,306	ZAR	1,035,000	10/05/2017	—	(2,884)
	USD	234,940	CNY	1,560,000	10/10/2017	—	(99)
	USD	78,906	KRW	90,190,000	10/10/2017	—	(146)
	USD	122,856	BRL	390,000	11/03/2017	—	(251)
	USD	107,030	NOK	849,000	11/07/2017	—	(351)
	USD	235,625	SEK	1,909,000	11/07/2017	—	(793)
	ZAR	6,068,000	USD	464,956	10/05/2017	16,908	—

						29,636	(10,198)

Bank of Montreal	CAD	24,000	USD	19,226	11/07/2017	—	(14)
	USD	39,023	EUR	33,000	11/07/2017	53	—

						53	(14)

Barclays Bank PLC	AUD	604,000	USD	478,367	10/05/2017	4,594	—
	EUR	471,000	USD	560,822	10/05/2017	4,086	—
	EUR	594,000	USD	702,869	11/07/2017	—	(486)
	GBP	370,000	USD	477,274	10/05/2017	—	(18,559)
	JPY	49,152,000	USD	445,146	10/05/2017	8,295	—
	MXN	9,558,000	USD	531,875	10/05/2017	7,180	—
	SGD	696,000	USD	513,074	10/05/2017	—	(44)
	USD	346,895	AUD	438,000	10/05/2017	—	(3,332)
	USD	708,794	EUR	600,000	10/05/2017	424	—
	USD	322,208	GBP	250,000	10/05/2017	12,815	—
	USD	109,267	JPY	12,064,000	10/05/2017	—	(2,045)
	USD	62,660	SGD	85,000	10/05/2017	5	—

						37,399	(24,466)

BNP Paribas SA	JPY	300,000	USD	2,715	10/05/2017	49	—
	NZD	5,000	USD	3,608	11/07/2017	—	(1)
	SGD	26,000	USD	19,134	10/05/2017	—	(34)
	SGD	248,000	USD	182,584	11/07/2017	—	(320)
	USD	182,510	SGD	248,000	10/05/2017	325	—
	USD	19,142	SGD	26,000	11/07/2017	34	—

						408	(355)

Canadian Imperial Bank of Commerce	JPY	6,032,000	USD	53,608	10/05/2017	—	(3)
	JPY	28,176,000	USD	250,770	11/07/2017	—	(19)
	USD	250,409	JPY	28,176,000	10/05/2017	13	—
	USD	53,686	JPY	6,032,000	11/07/2017	4	—

						17	(22)

Citibank, N.A.	CHF	12,000	USD	12,374	11/07/2017	—	(46)
	EUR	10,000	USD	11,897	10/05/2017	77	—
	EUR	594,000	USD	701,841	11/07/2017	—	(1,514)
	JPY	400,000	USD	3,632	10/05/2017	77	—
	NZD	175,000	USD	125,428	10/05/2017	—	(969)
	SEK	295,000	USD	37,067	10/05/2017	844	—
	USD	12,349	CHF	12,000	10/05/2017	45	—
	USD	736,318	EUR	624,000	10/05/2017	1,268	—
	USD	1,350	GBP	1,000	10/05/2017	—	(10)
	USD	5,905	EUR	5,000	11/07/2017	15	—
	ZAR	179,000	USD	13,699	10/05/2017	483	—

						2,809	(2,539)

Commonwealth Bank of Australia	NZD	1,000	USD	726	10/05/2017	4	—

Credit Agricole CIB	SEK	17,000	USD	2,134	10/05/2017	47	—

Credit Suisse International	GBP	53,000	USD	71,711	10/05/2017	686	—
	USD	92,471	NZD	127,000	10/05/2017	—	(743)
	USD	6,654	NOK	53,000	11/07/2017	6	—

						692	(743)

Deutsche Bank AG	AUD	62,000	USD	48,497	11/07/2017	—	(116)
	EUR	8,000	USD	9,552	10/05/2017	96	—
	NOK	4,032,000	USD	517,321	10/05/2017	11,051	—
	USD	6,030	EUR	5,000	10/05/2017	—	(120)
	USD	7,368	JPY	800,000	10/05/2017	—	(257)
	USD	97,383	NOK	759,000	10/05/2017	—	(2,080)

						11,147	(2,573)

Goldman Sachs International	BRL	74,000	USD	23,155	10/03/2017	—	(209)
	INR	1,620,000	USD	24,805	10/05/2017	9	—
	MXN	10,447,000	USD	571,843	11/07/2017	1,422	—
	MYR	200,000	USD	47,362	10/05/2017	2	—
	PLN	2,005,000	USD	549,074	11/07/2017	—	(372)
	RUB	1,486,000	USD	25,608	10/05/2017	—	(193)
	TWD	2,371,000	USD	78,117	11/07/2017	—	(34)
	USD	23,284	BRL	74,000	10/03/2017	81	—
	USD	574,959	MXN	10,447,000	10/05/2017	—	(1,461)
	USD	46,932	MYR	200,000	10/05/2017	428	—
	USD	549,089	PLN	2,005,000	10/05/2017	370	—
	USD	78,029	TWD	2,371,000	10/05/2017	123	—
	USD	23,063	BRL	74,000	11/03/2017	200	—
	USD	24,703	INR	1,620,000	11/07/2017	—	(18)
	USD	298,840	JPY	33,600,000	11/07/2017	226	—
	USD	138,924	KRW	158,910,000	11/07/2017	—	(112)
	USD	195,350	MXN	3,570,000	11/07/2017	—	(422)
	USD	47,357	MYR	200,000	11/07/2017	—	(17)
	USD	25,466	RUB	1,486,000	11/07/2017	113	—

						2,974	(2,838)

HSBC Bank USA	GBP	36,000	USD	47,977	10/05/2017	—	(267)
	PLN	855,000	USD	239,799	10/05/2017	5,491	—
	USD	30,869	EUR	26,000	10/05/2017	—	(136)

						5,491	(403)

JPMorgan Chase Bank	AUD	5,000	USD	3,957	10/05/2017	35	—
	CAD	20,000	USD	16,244	10/05/2017	214	—
	EUR	241,000	USD	287,657	10/05/2017	2,788	—
	GBP	9,000	USD	12,113	10/05/2017	52	—
	GBP	36,000	USD	48,296	11/07/2017	2	—
	JPY	6,032,000	USD	53,680	10/05/2017	69	—
	JPY	28,175,000	USD	251,102	11/07/2017	322	—
	NZD	10,000	USD	7,339	10/05/2017	116	—
	NZD	73,000	USD	52,704	11/07/2017	13	—
	SEK	30,000	USD	3,728	10/05/2017	44	—
	SGD	59,000	USD	43,478	10/05/2017	—	(19)
	SGD	579,000	USD	426,843	11/07/2017	—	(178)
	USD	23,286	AUD	29,000	10/05/2017	—	(539)
	USD	29,668	EUR	25,000	10/05/2017	—	(117)
	USD	67,257	GBP	50,000	10/05/2017	—	(252)
	USD	250,734	JPY	28,175,000	10/05/2017	—	(322)
	USD	3,836	NOK	30,000	10/05/2017	—	(70)
	USD	60,675	NZD	84,000	10/05/2017	—	(5)
	USD	146,095	SEK	1,171,000	10/05/2017	—	(2,308)
	USD	426,676	SGD	579,000	10/05/2017	185	—
	USD	536,596	ZAR	7,263,000	10/05/2017	—	(313)
	USD	57,321	JPY	6,432,000	11/07/2017	—	(71)
	USD	45,524	SEK	371,000	11/07/2017	114	—
	USD	43,495	SGD	59,000	11/07/2017	18	—
	USD	76,062	ZAR	1,035,000	11/07/2017	—	(46)
	ZAR	1,035,000	USD	76,467	10/05/2017	45	—
	ZAR	7,263,000	USD	533,755	11/07/2017	321	—

						4,338	(4,240)

Morgan Stanley and Co. International PLC	CAD	472,000	USD	378,697	10/05/2017	407	—
	CAD	819,000	USD	657,267	11/07/2017	726	—
	DKK	3,524,000	USD	564,325	10/05/2017	4,562	—
	DKK	3,236,000	USD	514,353	11/07/2017	—	(633)
	EUR	5,000	USD	5,956	10/05/2017	46	—
	GBP	5,000	USD	6,469	10/05/2017	—	(231)
	NZD	15,000	USD	10,729	10/05/2017	—	(105)
	PLN	855,000	USD	239,746	10/05/2017	5,438	—
	USD	657,104	CAD	819,000	10/05/2017	—	(706)
	USD	627,370	DKK	3,946,000	10/05/2017	—	(575)
	USD	7,715	NOK	60,000	10/05/2017	—	(181)
	USD	7,538	SEK	60,000	10/05/2017	—	(171)
	USD	27,758	HKD	217,000	10/10/2017	26	—
	USD	378,791	CAD	472,000	11/07/2017	—	(419)
	USD	112,852	DKK	710,000	11/07/2017	139	—

						11,344	(3,021)

Royal Bank of Canada	CAD	625,000	USD	499,222	10/05/2017	—	(1,692)
	DKK	517,000	USD	82,150	11/07/2017	—	(126)
	GBP	7,000	USD	9,382	11/07/2017	—	(9)
	JPY	100,000	USD	922	10/05/2017	34	—
	USD	377,012	CAD	472,000	10/05/2017	1,278	—
	USD	1,185	EUR	1,000	10/05/2017	—	(3)

						1,312	(1,830)

Standard Chartered Bank	EUR	10,000	USD	11,958	10/05/2017	137	—
	USD	32,197	ILS	115,000	10/06/2017	340	—

						477	—

State Street Bank and Trust Company	AUD	47,000	USD	37,265	10/05/2017	398	—
	CAD	74,000	USD	59,416	10/05/2017	107	—
	DKK	561,000	USD	90,015	10/05/2017	904	—
	EUR	48,000	USD	57,147	10/05/2017	410	—
	GBP	76,000	USD	98,720	10/05/2017	—	(3,127)
	GBP	507,000	USD	678,665	11/07/2017	—	(1,470)
	JPY	7,199,000	USD	65,437	10/05/2017	1,454	—
	JPY	3,965,000	USD	35,300	11/07/2017	8	—
	NOK	370,000	USD	47,653	10/05/2017	1,195	—
	NZD	10,000	USD	7,386	10/05/2017	163	—
	PLN	373,000	USD	104,699	10/05/2017	2,480	—
	SEK	496,000	USD	62,401	10/05/2017	1,497	—
	SGD	131,000	USD	96,528	10/05/2017	—	(50)
	USD	7,265	AUD	9,000	10/05/2017	—	(205)
	USD	19,040	EUR	16,000	10/05/2017	—	(127)
	USD	334,647	GBP	250,000	11/07/2017	725	—
	USD	6,860	PLN	25,000	11/07/2017	—	(9)
	USD	11,049	SGD	15,000	11/07/2017	14	—
	ZAR	1,016,000	USD	78,182	10/05/2017	3,162	—

						12,517	(4,988)

Toronto Dominion Bank	USD	7,843	AUD	10,000	11/07/2017	—	(2)
	USD	11,997	CAD	15,000	11/07/2017	28	—
	USD	11,844	EUR	10,000	11/07/2017	—	(3)

						28	(5)

UBS AG	CAD	100,000	USD	81,598	10/05/2017	1,452	—
	EUR	148,000	USD	176,507	10/05/2017	1,567	—
	SEK	4,296,000	USD	539,688	10/05/2017	12,183	—
	USD	164,821	SEK	1,312,000	10/05/2017	—	(3,721)

						15,202	(3,721)

Net Unrealized Appreciation/(Depreciation)						$137,503	$(62,612)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,975,048	$—	$—	$15,975,048
Exchange-Traded Funds	91,086	—	—	91,086
Foreign Government Obligations	—	6,623,202	—	6,623,202
U.S. Government Treasuries	—	424,962	—	424,962
Repurchase Agreements	—	2,985,000	—	2,985,000

Total Investments at Value	$16,066,134	$10,033,164	$—	$26,099,298

Other Financial Instruments:+
Futures Contracts	$1,722	$—	$—	$1,722
Forward Foreign Currency Contracts	—	137,503	—	137,503

	$1,722	$137,503	$—	$139,225

LIABILITIES
Other Financial Instruments:+
Futures	$2,750	$—	$—	$2,750
Forward Foreign Currency Contracts	—	62,612	—	62,612

	$2,750	$62,612	$—	$65,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2017 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2017 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	59.34%	$23,735,000
Growth and Income	0.59	235,000
Growth	0.86	345,000
Capital Appreciation	8.15	3,260,000
Natural Resources	0.36	145,000
Strategic Multi-Asset	0.94	375,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 29, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $40,000,000, a repurchase price of $40,003,467, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	05/31/2023	$41,490,600	$40,880,667

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	59.34%	$29,670,000
Growth and Income	0.59	295,000
Growth	0.86	430,000
Capital Appreciation	8.15	4,075,000
Natural Resources	0.37	185,000
Strategic Multi-Asset	0.94	470,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,250 and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$48,285,000	$51,027,437

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	59.34%	$50,435,000
Growth and Income	0.59	505,000
Growth	0.86	735,000
Capital Appreciation	8.15	6,930,000
Natural Resources	0.37	315,000
Strategic Multi-Asset	0.94	800,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,225, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$86,410,700	$86,704,362

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	59.34%	$19,465,000
Growth and Income	0.59	195,000
Growth	0.85	280,000
Capital Appreciation	8.15	2,675,000
Natural Resources	0.37	120,000
Strategic Multi-Asset	0.93	305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 29, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $32,805,000, a repurchase price of $32,807,870, and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	8/15/2019	$32,035,000	$33,475,294

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	59.35%	$64,690,000
Growth and Income	0.61	670,000
Growth	0.88	955,000
Capital Appreciation	8.16	8,895,000
Natural Resources	0.38	415,000
Strategic Multi-Asset	0.95	1,035,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 29, 2017, bearing interest at a rate of 1.03% per annum, with a principal amount of $109,000,000, a repurchase price of $109,009,356 and a maturity date of October 2, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	06/30/2023	$114,815,000	$111,262,911

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of September 30, 2017, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2017, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government and Quality Bond	$126,563	$—	$—	$—	$126,563
SA BlackRock Multi-Asset Income	3,680	—	—	—	3,680
Strategic Multi-Asset	—	1,025	137,503	—	138,528

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	2,094	1,388	—	1,763	5,245
Strategic Multi-Asset	469	—	62,612	—	63,081

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Government and Quality Bond	$696,094
SA BlackRock Multi-Asset Income	76,698
Strategic Multi-Asset	(1,028)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2017

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	November 28, 2017